N-2 - USD ($)				3 Months Ended													12 Months Ended
		Dec. 22, 2023	Nov. 30, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017	[13]
Cover [Abstract]
Entity Central Index Key		0001644771
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-266719
Investment Company Act File Number		811-23067
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		4
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		20
Entity Registrant Name		RiverNorth Capital and Income Fund, Inc.
Entity Address, Address Line One		360 South Rosemary Avenue
Entity Address, Address Line Two		Suite 1420
Entity Address, City or Town		West Palm Beach
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33401
City Area Code		(312)
Local Phone Number		832-1440
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		true
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	As a Percentage of Offering Price
Sales Load	--%*
Offering Expenses Borne by the Fund	--%*
Dividend Reinvestment Plan Fees	--(1)*
Preferred Shares Offering Expenses Borne by the Fund (as a percentage of net assets attributable to common shares)	--%*

*	The applicable prospectus supplement to be used in connection with any sales of Common Shares or Preferred Shares will set forth any applicable sales load and the estimated offering expenses borne by the Fund under an Offering.

(1)	There will be no brokerage charges with respect to common shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your common shares held in a dividend reinvestment account.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

As a Percentage of Net Assets Attributable to Common Shares Assuming the Use of Leverage Equal to 40.15% of the Fund’s Managed Assets)
Annual Expenses
Management fee(2)	2.09%
Leverage costs (3)(4)	0.07%
Dividends on Preferred Shares(5)	3.82%
Other expenses	3.11%
Acquired fund fees and expenses(6)	0.66%
Total annual expenses	9.75%
Fee waiver/reimbursement	0.18%
Total annual expenses after waiver(3)	9.57%

(2)	The Fund has agreed to pay the Adviser a management fee payable on a monthly basis at the annual rate of 1.25% of the Fund’s average monthly Managed Assets for the service it provides. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.25% of the Fund’s Managed Assets represents 2.09% of net assets attributable to common shares assuming the use of leverage in an amount of 40.15% of the Fund’s Managed Assets. See “Management of the Fund—Investment Advisory Agreement.” The Fund's average Managed Assets for the fiscal year ended June 30, 2023 (which includes the use of leverage discussed in footnote (4)) were multiplied by the annual advisory fee rate and then divided by the Fund's average net assets for the same period to calculate the management fee as a percentage of the Fund's net assets attributable to common shares. The Adviser has agreed to waive or reimburse expenses of the Fund (other than brokerage fees and commissions; loan servicing fees; borrowing costs such as (i) interest and (ii) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund may invest; the cost of leverage; and extraordinary expenses) to the extent necessary to limit the Fund’s total annual operating expenses at 1.95% of the average daily Managed Assets for that period through October 31, 2024. The Adviser may recover from the Fund expenses reimbursed for three years after the date of the payment or waiver, so long as such recoupment does not cause the Fund’s total annual operating expenses (after the repayment is taken into account) to exceed: (i) the Fund’s expense limitation at the time such expenses were waived or (ii) the Fund’s current expense limitation at the time of recoupment.

(3)	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. See “Use of Leverage.”

(4)	Interest and fees on leverage in the table reflect the cost to the Fund of borrowings, expressed as a percentage of the Fund’s net assets as of June 30, 2023, based on interest rates in effect as of June 30, 2023 and the cost to the Fund of the issuance of preferred shares, which is deferred and amortized over the period the preferred shares are outstanding. The table assumes the use of leverage from borrowings and the issuance of preferred shares representing, in the aggregate, 40.15% of Managed Assets, which reflects approximately the percentage of the Fund's total average Managed Assets attributable to such leverage averaged over the year ended June 30, 2023, at a weighted average annual expense to the Fund of 5.87%.

(5)	As of the date of this Prospectus, the Fund has issued 1,656,000 shares of 5.875% Series A Preferred Stock with a liquidation preference of $41,400,000.

(6)	The “Acquired fund fees and expenses” disclosed above are based on the expense ratios as of June 30, 2023 of the underlying funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each underlying fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the underlying funds’ fees attributable to the Fund’s investments in shares of the underlying funds. The 0.66% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the underlying funds and transaction-related fees. Certain underlying funds in which the Fund intends to invest generally charge a management fee of 0.50% to 1.20%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example(7)

The example illustrates the expenses you would pay on a $1,000 investment in Common Shares, assuming (1) “Total annual expenses” of 9.57% of net assets attributable to Common Shares, and (2) a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$95	$273	$433	$773

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed.

(7)	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at NAV and that the Fund is engaged in leverage of 40.15% of Managed Assets, assuming interest and fees on leverage of 5.87%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable on the Credit Agreement. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Expense Example, Year 01	[1]	$ 95
Expense Example, Years 1 to 3	[1]	273
Expense Example, Years 1 to 5	[1]	433
Expense Example, Years 1 to 10	[1]	$ 773
Purpose of Fee Table , Note [Text Block]		The purpose of the table above and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective, Strategies and Policies

Investment Objective

The investment objective of the Fund is to seek a high level of current income.

Principal Investment Strategies and Policies

Under normal market conditions, the Fund seeks to achieve its investment objective by investing, directly or indirectly, in credit instruments, including a portfolio of securities of specialty finance and other financial companies that RiverNorth Capital Management, LLC (the “Adviser”) believes offer attractive opportunities for income. These companies may include, but are not limited to, banks, thrifts, finance companies, lending platforms, business development companies (“BDCs”), real estate investment trusts (“REITs”), special purpose acquisition companies (“SPACs”), private investment funds (private funds that are exempt from registration under Sections 3(c)(1) and 3(c)(7) of the 1940 Act), registered closed-end investment companies, brokerage and advisory firms, insurance companies and financial holding companies. Together, these types of companies are referred to as “financial institutions.” The Fund’s investments in hedge funds and private equity funds that are exempt from registration under Sections 3(c)(1) and 3(c)(7) of the 1940 Act will be limited to no more than 15% of the Fund’s assets. The Fund may also invest in common equity, preferred equity, convertible securities and warrants of these institutions. “Managed Assets” means the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding).

The Fund may invest in income-producing securities of any maturity and credit quality, including below investment grade, and equity securities, including exchange-traded funds and registered closed-end funds. Below investment grade securities are commonly referred to as “junk” or “high yield” securities and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Such income-producing securities in which the Fund may invest may include, without limitation, corporate debt securities, U.S. government debt securities, short-term debt securities, asset backed securities, exchange-traded notes, loans, including secured and unsecured senior loans, Alternative Credit (as defined below), collateralized loan obligations (“CLOs”) and other structured finance securities, and cash and cash equivalents.

The Fund’s alternative credit investments may be made through a combination of: (i) investing in loans to small and mid-sized companies (“SMEs”); (ii) investing in notes or other pass-through obligations issued by an alternative credit platform (or an affiliate) representing the right to receive the principal and interest payments on an Alternative Credit investment (or fractional portions thereof) originated through the platform (“Pass-Through Notes”); (iii) purchasing asset-backed securities representing ownership in a pool of Alternative Credit; (iv) investing in private investment funds that purchase Alternative Credit; (v) acquiring an equity interest in an alternative credit platform (or an affiliate); and (vi) providing loans, credit lines or other extensions of credit to an alternative credit platform (or an affiliate) (the foregoing listed investments are collectively referred to herein as the “Alternative Credit Instruments”). Subject to the limitations in this prospectus and SAI, the Fund may invest without limit in any of the foregoing types of Alternative Credit Instruments and the Fund’s investments in private investment funds will be limited to no more than 10% of the Fund’s Managed Assets. See “Risks—Investment Strategy Risks.” The Alternative Credit in which the Fund typically invests are newly issued and/or current as to interest and principal payments at the time of investment. As a fundamental policy (which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund), the Fund does not invest in Alternative Credit that are of subprime quality at the time of investment. The Fund considers an SME loan to be of “subprime quality” if the likelihood of repayment on such loan is determined by the Adviser based on its due diligence and the credit underwriting policies of the originating platform to be similar to that of consumer loans that are of subprime quality. The Fund does not currently have any intention invest in Alternative Credit originated from lending platforms based outside the United States or made to non-U.S. borrowers. However, the Fund may in the future invest in such Alternative Credit and will provide updated disclosures prior to making such investments. For a general discussion of Alternative Credit and Alternative Credit Instruments, see “—Alternative Credit” below. Unless the context suggests otherwise, all references to loans generally in this prospectus refer to Alternative Credit.

Alternative Credit Instruments are generally not rated by the nationally recognized statistical rating organizations (“NRSROs”). Such unrated instruments, however, may be considered by such NRSROs to be comparable in quality to securities falling into any of the ratings categories used by such NRSROs to classify “junk” bonds. Accordingly, the Fund’s unrated Alternative Credit Instrument investments constitute highly risky and speculative investments, notwithstanding that the Fund is not permitted to invest in loans that are of subprime quality at the time of investment. See “Risks—Investment Strategy Risks.” The Alternative Credit Instruments in which the Fund may invest may have varying degrees of credit risk. There can be no assurance that payments due on underlying Alternative Credit investments will be made. At any given time, the Fund’s portfolio may be substantially illiquid and subject to increased credit and default risk. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan. The Shares therefore should be purchased only by investors who could afford the loss of the entire amount of their investment. See “Risks—Investment Strategy Risks.”

Percentage limitations described within this report regarding the Fund’s investment strategies and policies are as of the time of investment by the Fund and may be exceeded on a going-forward basis as a result of market value fluctuations of the Fund’s portfolio investments however, the Fund's investments in hedge funds and private equity funds that are exempt from registration under Sections 3(c)(1) and 3(c)(7) of the 1940 Act will be limited to no more than 15% of the Fund's assets at all times (including as a result of marketing value fluctuations).

To the extent any affiliate of the Adviser or the Fund (“Affiliated Broker”) receives any fee, payment, commission or other financial incentive of any type (“Broker Fees”) in connection with the purchase and sale of securities by the Fund, such Broker Fees will be subject to policies and procedures adopted by the Board of Directors pursuant to Section 17(e) and Rule 17e-1 of the 1940 Act. These policies and procedures include quarterly review by the Board of Directors of any such payments. Among other things, Section 17(e) and those procedures provide that, when acting as broker for the Fund in connection with the purchase or sale of securities to or by the Fund, an affiliated broker may not receive any compensation exceeding the following limits: (1) if the transaction is effected on a securities exchange, the compensation may not exceed the “usual and customary broker’s commission” (as defined in Rule 17e-1 under the 1940 Act); (2) in the case of the purchase of securities by the Fund in connection with a secondary distribution, the compensation cannot exceed 2% of the sale price; and (3) the compensation for transactions otherwise effected cannot exceed 1% of the purchase or sale price. Rule 17e-1 defines a “usual and customary broker’s commission” as one that is fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. Notwithstanding the foregoing, no Affiliated Broker will receive any undisclosed fees from the Fund in connection with any transaction involving the Fund and such Affiliated Broker, and to the extent any transactions involving the Fund are effected by an Affiliated Broker, such Affiliated Broker’s Broker Fees for such transactions shall be limited in accordance with Section 17(e)(2) of the 1940 Act and the Fund’s policies and procedures concerning Affiliated Brokers.

Specialty Finance Companies.

Specialty finance companies and other financial companies invest in a wide range of securities and financial instruments, including but not limited to private debt and equity, secured and unsecured debt, trust preferred securities, subordinated debt, and preferred and common equity as well as other equity-linked securities. These various securities offer distinct risk/reward features which may be more or less attractive during different points in the market cycle. Under normal market conditions, the Adviser will invest the Fund’s Managed Assets in specialty finance companies with exposure to some or all of these kinds of securities.

Specialty finance companies provide capital or financing to businesses within specified market segments. These companies are often distinguished by their market specializations which allow them to focus on the specific financial needs of their clients. Specialty finance companies often engage in asset-based and other forms of non-traditional financing activities. While they generally compete against traditional financial institutions with broad product lines and, often, greater financial resources, specialty finance companies seek competitive advantage by focusing their attention on market niches, which may provide them with deeper knowledge of their target market and its needs. Specialty finance companies include mortgage specialists to certain consumers, equipment leasing specialists to certain industries and equity or debt-capital providers to certain small businesses. Specialty finance companies often utilize tax-efficient or other non-traditional structures, such as BDCs and REITs. See “Risks—Investment Strategy Risks.”

Alternative Credit.

The Fund intends to primarily invest in whole loans originated by alternative credit platforms.

General. Alternative credit is often referred to as “peer-to-peer” lending, which term originally reflected the initial focus of the industry on individual investors and consumer loan borrowers. In addition, the alternative credit platforms may retain on their balance sheets a portion of the loan portfolios they originate. In alternative credit, loans are originated through online platforms that provide a marketplace that matches small- and mid-sized companies and other borrowers seeking loans with investors willing to provide the funding for such loans. Since its inception, the industry has grown to include substantial involvement of institutional investors. These borrowers may seek such loans for a variety of different purposes, ranging, for example, from loans to fund elective medical procedures to loans for franchise financing. The procedures through which borrowers obtain loans can vary between platforms, and between the types of loans (e.g., consumer versus SME). The Fund intends to hold its Alternative Credit investments until maturity.

The Alternative Credit in which the Fund typically invests are newly issued and/or current as to interest and principal payments at the time of investment. A small number of alternative credit platforms originate a substantial portion of their Alternative Credit investments in the United States. The Adviser intends to continue to build relationships and enter into agreements with additional platforms. However, if there are not sufficient qualified loan requests through any platform, the Fund may be unable to deploy its capital in a timely or efficient manner. In such event, the Fund may be forced to invest in cash, cash equivalents, or other assets that fall within its investment policies that are generally expected to offer lower returns than the Fund’s target returns from investments in Alternative Credit. The Fund enters into purchase agreements with platforms, which outline, among other things, the terms of the loan purchase, loan servicing, the rights of the Fund to assign the loans and the remedies available to the parties. Although the form of these agreements is similar to those typically available to all investors, institutional investors such as the Fund (unlike individual retail investors) have an opportunity to negotiate some of the terms of the agreement. In particular, the Fund has greater negotiating power related to termination provisions and custody of the Fund’s account(s) relative to other investors due to the restrictions placed on the Fund by the 1940 Act, of which the platforms are aware. Pursuant to such agreements, the platform or a third-party servicer will typically service the loans, collecting payments and distributing them to the Fund, less any servicing fees, and the servicing entity, unless directed by the Fund, typically will make all decisions regarding acceleration or enforcement of the loans following any default by a borrower. The Fund seeks to have a backup servicer in case any platform or third-party servicer ceases or fails to perform the servicing functions, which the Fund expects will mitigate some of the risks associated with a reliance on platforms or third-party servicers for servicing of the Alternative Credit. See “Risks—Investment Strategy Risks.”

In the United States, a platform may be subject to extensive regulation, oversight and examination at both the federal and state level, and across multiple jurisdictions if it operates its business nationwide. Accordingly, platforms are generally subject to various securities, lending, licensing and consumer protection laws. In addition, courts have recently considered the regulatory environment applicable to alternative credit platforms and purchasers of Alternative Credit. In light of recent decisions, if upheld and widely applied, certain alternative credit platforms could be required to restructure their operations and certain loans previously made by them through funding banks may not be enforceable, whether in whole or in part, by investors holding such loans or such loans would be subject to diminished returns and/or the platform subject to fines and penalties. As a result, large amounts of Alternative Credit purchased by the Fund (directly or indirectly) could become unenforceable or subject to diminished returns, thereby causing losses for Shareholders. See “Risks—Investment Strategy Risks.”

Alternative Credit and Pass-Through Notes. As noted above, the underlying Alternative Credit origination processes employed by each platform may vary significantly. The principal amount of each loan is advanced to the borrower by a bank (the “funding bank”). The operator of the platform may purchase the loan from the funding bank at par using the funds of multiple lenders and then issues to each such lender at par a Pass-Through Note of the operator (or an affiliate of the operator) representing the right to receive the lender’s proportionate share of all principal and interest payments received by the operator from the borrower on the loan funded by such lender (net of the platform servicing fees). As an alternative, certain operators (including most SME lenders) do not engage funding banks but instead extend their loans directly to the borrowers.

The platform operator typically will service the loans it originates and will maintain a separate segregated deposit account into which it will deposit all payments received from the obligors on the loans. Upon identification of the proceeds received with respect to a loan and deduction of applicable fees, the platform operator forwards the amounts owed to the lenders or the holders of any related Pass-Through Notes, as applicable.

A platform operator is not obligated to make any payments due on Alternative Credit or Pass-Through Notes (except to the extent that the operator actually receives payments from the borrower on the related loan). Accordingly, lenders and investors assume all of the credit risk on the loans they fund through a Pass-Through Note purchased from a platform operator and are not entitled to recover any deficiency of principal or interest from the platform operator if the underlying borrower defaults on its payments due with respect to a loan. In addition, a platform operator is generally not required to repurchase Alternative Credit from a lender or purchaser except under very narrow circumstances, such as in cases of verifiable identity fraud by the borrower. As loan servicer, the platform operator or an affiliated entity typically has the ability to refer any delinquent Alternative Credit to a collection agency (which may impose additional fees and costs that are often as high, or higher in some cases, as 35% of any recovered amounts). The Fund itself will not directly enter into any arrangements or contracts with the collection agencies (and, accordingly, the Fund does not currently anticipate it would have, under current law and existing interpretations, substantial risk of liability for the actions of such collection agencies). At the same time, the relatively low principal amounts of Alternative Credit often make it impracticable for the platform operator to commence legal proceedings against defaulting borrowers. Alternative Credit may be secured (generally in the case of SME loans and real estate-related loans) or unsecured. For example, real estate Alternative Credit may be secured by a deed of trust, mortgage, security agreement or legal title to real estate. There can be no assurance that any collateral pledged to secure Alternative Credit can be liquidated quickly or at all or will generate proceeds sufficient to offset any defaults on such loan. See “Risks—Investment Strategy Risks.”

Generally, the Alternative Credit in which the Fund invests will fully amortize and will not be interest-only. However, in some sectors (e.g., real estate-related loans), the loans may be interest-only with the principal to be paid at the end of the term. An active secondary market for the Alternative Credit does not currently exist and an active market for the Alternative Credit may not develop in the future. Borrowers of Alternative Credit electronically execute each of the loan documents prepared in connection with the applicable loan, binding the borrower to the terms of the loan, which include the provision that the loan may be transferred to another party.

Asset-Backed Securities. The Fund also may invest in Alternative Credit, through special purpose vehicles (“SPVs”) established solely for the purpose of holding assets (e.g., commercial loans) and issuing securities (“asset-backed securities”) secured only by such underlying assets (which practice is known as securitization). The Fund may invest, for example, in an SPV that holds a pool of loans originated by a particular platform. The SPV may enter into a service agreement with the operator or a related entity to ensure continued collection of payments, pursuit of delinquent borrowers and general interaction with borrowers in much the same manner as if the securitization had not occurred.

The SPV may issue multiple classes of asset-backed securities with different levels of seniority. The more senior classes will be entitled to receive payment before the subordinate classes if the cash flow generated by the underlying assets is not sufficient to allow the SPV to make payments on all of the classes of the asset-backed securities. Accordingly, the senior classes of asset-backed securities receive higher credit ratings (if rated) whereas the subordinated classes have higher interest rates. In general, the Fund may invest in both rated senior classes of asset-backed securities as well as unrated subordinated (residual) classes of asset-backed securities. The subordinated classes of asset-backed securities in which the Fund may invest are typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes.

The value of asset-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed-income securities because they generally will be subject to prepayment based upon prepayments received by the SPV on the loan pool. The price paid by the Fund for such securities, the yield the Fund expects to receive from such securities and the weighted average life of such securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. See “Risks—Investment Strategy Risks.”

Private Investment Funds. The Fund may invest up to 10% of its Managed Assets in private investment funds that invest in Alternative Credit. Under one such fund structure, the platform operator may form (i) an investment fund that offers partnership interests or similar securities to investors on a private placement basis, and (ii) a subsidiary that acts as the investment fund’s general partner and investment manager. The investment fund then applies its investors’ funds to purchase Alternative Credit originated on the platform (or portions thereof) from the operator. As an investor in an investment fund, the Fund would hold an indirect interest in a pool of Alternative Credit and would receive distributions on its interest in accordance with the fund’s governing documents. This structure is intended to create diversification and to reduce operator credit risk for the investors in the investment fund by enabling them to invest indirectly in Alternative Credit through the private investment fund rather than directly from the operator of the platform. See “Risks—Investment Strategy Risks.”

Other Investments in Alternative Credit Instruments. The Fund may invest in the equity securities and/or debt obligations of platform operators (or their affiliates), which may provide these platforms and their related entities with the financing needed to support their lending business. An equity interest in a platform or related entity represents ownership in such company, providing voting rights and entitling the Fund, as a shareholder, to a share in the company’s success through dividends and/or capital appreciation. A debt investment made by the Fund could take the form of a loan, convertible note, credit line or other extension of credit made by the Fund to a platform operator. The Fund would be entitled to receive interest payments on its investment and repayment of the principal at a set maturity date or otherwise in accordance with the governing documents. See “Risks—Investment Strategy Risks.”

The Fund also may wholly-own or otherwise control certain pooled investment vehicles which hold Alternative Credit and/or other Alternative Credit Instruments, which pooled investment vehicle may be formed and managed by the Adviser (a “Subsidiary”). Each Subsidiary may invest in Alternative Credit and other instruments that the Fund may hold directly. As of the date of this report, the Fund did not own any Subsidiaries. See “Risks—Investment Strategy Risks.”

Business Development Companies.

BDCs are a type of closed-end fund regulated under the 1940 Act, whose shares are typically listed for trading on a U.S. securities exchange. BDCs typically invest in and lend to small and medium-sized private and certain public companies that may not have access to public equity markets for capital raising. Oftentimes, financing a BDC includes an equity-like investment such as warrants or conversion rights, creating an opportunity for the BDC to participate in capital appreciation in addition to the interest income earned from its debt investments. The interest earned by a BDC flows through to investors in the form of a dividend, normally without being taxed at the BDC entity level. BDCs invest in such diverse industries as healthcare, chemical and manufacturing, technology and service companies. BDCs are unique in that at least 70% of their investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Unlike corporations, BDCs are not taxed on income distributed to their shareholders provided they comply with the applicable requirements of the Code. The securities of BDCs, which are required to distribute substantially all of their income on an annual basis to investors in order to not be subject to entity level taxation, often offer a yield advantage over securities of other issuers, such as corporations, that are taxed on income at the entity level and are able to retain all or a portion of their income rather than distributing it to investors. The Fund invests primarily in BDC shares which are trading in the secondary market on a U.S. securities exchange but may, in certain circumstances, invest in an initial public offering of BDC shares or invest in certain debt instruments issued by BDCs. The Fund is not limited with respect to the specific types of BDCs in which it invests. The Fund will indirectly bear its proportionate share of any management and other expenses, and of any performance based or incentive fees, charged by the BDCs in which it invests, in addition to the expenses paid by the Fund. See “Risks—Investment Strategy Risks.”

Closed-End Funds.

Closed-end funds (“CEFs”) are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in CEFs typically reflect the risk of the types of securities in which the funds invest. Investments in CEFs are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. CEFs come in many varieties and can have different investment objectives, strategies and investment portfolios. They also can be subject to different risks, volatility and fees and expenses. Although CEFs are generally listed and traded on an exchange, the degree of liquidity, or ability to be bought and sold, will vary significantly from one closed-end fund to another based on various factors including, but not limited to, demand in the marketplace. The Fund may also invest in shares of CEFs that are not listed on an exchange. Such non-listed CEFs are subject to certain restrictions on redemptions and no secondary market exists. As a result, such investments should be considered illiquid. When the Fund invests in shares of a closed-end fund, shareholders of the Fund bear their proportionate share of the closed-end fund’s fees and expenses, as well as their share of the Fund’s fees and expenses. See “Risks—Investment Strategy Risks.”

REITs and Other Mortgage-Related Securities.

REITs are financial vehicles that pool investors’ capital to invest primarily in income-producing real estate or real estate-related loans or interests. REIT shares are typically listed for trading in the secondary market on a U.S. securities exchange. REITs can generally be classified as “Mortgage REITs,” “Equity REITs” and “Hybrid REITs.” Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. The Fund focuses its Mortgage REIT investments in companies that invest primarily in U.S. Agency, prime-rated and commercial mortgage securities. U.S. Agency securities include securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents, royalties and lease payments. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Some REITs which are classified as Equity REITs provide specialized financing solutions to their clients in the form of sale-lease back transactions and triple net lease financing. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject generally to risks associated with REITs. Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. REITs are not taxed on income distributed to their shareholders provided they comply with the applicable requirements of the Internal Revenue Code. Similar to BDCs, the securities of REITs, which are required to distribute substantially all of their income to investors in order to not be subject to entity level taxation, often offer a yield advantage over securities of other issuers, such as corporations, that are taxed on income at the entity level and are able to retain all or a portion of their income rather than distributing it to investors. Many of these distributions, however, will not generally qualify for favorable treatment as qualified dividend income. To the extent, however, the Fund designates dividends it pays to its shareholders as “section 199A dividends” such shareholder may be eligible for a 20% deduction with respect to such dividends through December 31, 2025. The amount of section 199A dividends that the Fund may pay and report to its shareholders is limited to the excess of the ordinary REIT dividends, other than capital gain dividends and portions of REIT dividends designated as qualified dividend income, that the Fund receives from REITs for a taxable year over the Fund’s expenses allocable to such dividends.

The Fund invests primarily in REIT shares which are trading in the secondary market on a U.S. securities exchange but may, in certain circumstances, invest in an initial public offering of REIT shares or invest in certain debt instruments issued by REITs. The Fund is not limited with respect to the specific types of REITs in which it invests. The Fund will indirectly bear its proportionate share of any management and other operating expenses charged by the REITs in which it invests, in addition to the expenses paid by the Fund.

Other mortgage-related securities in which the Fund may invest include debt instruments which provide periodic payments consisting of interest and/or principal that are derived from or related to payments of interest and/or principal on underlying mortgages. Additional payments on mortgage-related securities may be made out of unscheduled prepayments of principal resulting from the sale of the underlying property or from refinancing or foreclosure, net of fees or costs that may be incurred.

The Fund may invest in commercial mortgage-related securities issued by corporations. These are securities that represent an interest in, or are secured by, mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments, hotels and motels, nursing homes, hospitals and senior living centers. They may pay fixed or adjustable rates of interest. The commercial mortgage loans that underlie commercial mortgage-related securities have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure. Commercial properties themselves tend to be unique and difficult to value. Commercial mortgage loans tend to have shorter maturities than residential mortgage loans and may not be fully amortizing, meaning that they may have a significant principal balance, or “balloon” payment, due on maturity. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations.

The Fund also may invest in mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), mortgage dollar rolls, CMO residuals (other than residual interests in real estate mortgage investment conduits), stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

In addition, the Fund may invest in other types of asset-backed securities that are offered in the marketplace. Other asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools and are therefore subject to risks associated with the negligence of, or defalcation by, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the underlying assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets. See “Risks—Investment Strategy Risks.”

Special Purpose Acquisition Companies (SPACs).

SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

Private Investment Funds.

Private Investment Funds may require large minimum investments and impose stringent investor qualification criteria that are intended to limit their direct investors mainly to institutions such as endowments and pension funds. By investing in private investment funds, the Fund can offer shareholders access to certain asset managers that may not be otherwise available to them. The Fund seeks to leverage the relationships of the Adviser to gain access to private investment funds on terms consistent with those offered to similarly-sized institutional investors. Furthermore, the Fund believes that investments in private investment funds offer opportunities for moderate income and growth as well as lower correlation to equity markets but will also be less liquid.

Collateralized Loan Obligations.

CLOs are securitization vehicles that pool a diverse portfolio of primarily below investment grade U.S. senior secured loans. Such pools of underlying assets are often referred to as a CLO’s “collateral.” While the vast majority of the portfolio of most CLOs consists of senior secured loans, many CLOs enable the CLO collateral manager to invest up to 10% of the portfolio in assets that are not first lien senior secured loans, including second lien loans, unsecured loans, senior secured bonds and senior unsecured bonds.

CLOs are generally required to hold a portfolio of assets that is highly diversified by underlying borrower and industry, and is subject to a variety of asset concentration limitations. Most CLOs are revolving structures that generally allow for reinvestment over a specific period of time (typically 3 to 5 years). In cash flow CLOs, the terms and covenants of the structure are, with certain exceptions, based primarily on the cash flow generated by, and the par value (as opposed to the market price) of, the collateral. These covenants include collateral coverage tests, interest coverage tests and collateral quality tests.

CLOs fund the purchase of a portfolio of primarily senior secured loans via the issuance of CLO equity and debt in the form of multiple, primarily floating-rate debt, tranches. The CLO debt tranches typically are rated “AAA” (or its equivalent) at the most senior level down to “BB” or “B” (or its equivalent), which is below investment grade, at the most junior level by Moody’s Investor Service, Inc., or “Moody’s,” Standard & Poor’s Rating Group, or “S&P,” and/or Fitch, Inc., or “Fitch.” The CLO equity tranche is unrated and typically represents approximately 8% to 11% of a CLO’s capital structure. A CLO’s equity tranche represents the first loss position in the CLO.

Since a CLO’s indenture requires that the maturity dates of a CLO’s assets (typically 5 to 8 years from the date of issuance of a senior secured loan) be shorter than the maturity date of the CLO’s liabilities (typically 11 to 12 years from the date of issuance), CLOs generally do not face refinancing risk on the CLO debt. See “Risks—Investment Strategy Risks.”

Other Financial Companies.

The principal industry groups of financial companies include banks, savings institutions, brokerage firms, investment management companies, insurance companies, holding companies of the foregoing and companies that provide related services to such companies. Banks and savings institutions provide services to customers such as demand, savings and time deposit accounts and a variety of lending and related services. Brokerage firms provide services to customers in connection with the purchase and sale of securities. Investment management companies provide investment advisory and related services to retail customers, high net-worth individuals and institutions. Insurance companies provide a wide range of commercial, life, health, disability, personal property and casualty insurance products and services to businesses, governmental units, associations and individuals.

Equity Securities.

Equity securities may include common stocks that either are required to and/or customarily distribute a large percentage of their current earnings as dividends. Common stock represents an equity ownership interest in a company, providing voting rights and entitling the holder to a share of the company’s success through dividends and/or capital appreciation. In the event of liquidation, common stockholders have rights to a company’s remaining assets after bond holders, other debt holders and preferred stockholders have been paid in full. Typically, common stockholders are entitled to one vote per share to elect the company’s board of directors (although the number of votes is not always directly proportional to the number of shares owned). Common stockholders also receive voting rights regarding other company matters such as mergers and certain important company policies such as issuing securities to management. Common stocks fluctuate in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. See “Risks—Investment Strategy Risks.”

Investment Grade Debt Securities.

Investment grade bonds of varying maturities issued by governments, corporations and other business entities are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations as well as by governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are “perpetual” in that they have no maturity date. See “Risks—Investment Strategy Risks.”

Non-Investment Grade Debt Securities.

Fixed income securities of below-investment grade quality are commonly referred to as “high-yield” or “junk” bonds. Generally, such lower quality debt securities offer a higher current yield than is offered by higher quality debt securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating agencies, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. Below-investment grade debt securities are rated below “Baa” by Moody’s Investors Services, Inc., below “BBB” by Standard & Poor’s Ratings Group, a division of The McGraw Hill Companies, Inc., comparably rated by another nationally recognized statistical rating organization or, if unrated, determined to be of comparable quality by the Adviser. See “Risks—Investment Strategy Risks.”

Mortgage-Backed Securities.

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. U.S. government mortgage-backed securities include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Government National Mortgage Association (also known as Ginnie Mae), the Federal National Mortgage Association (also known as Fannie Mae), the Federal Home Loan Mortgage Corporation (also known as Freddie Mac) or other government-sponsored enterprises. Other mortgage-backed securities are issued by private issuers. Private issuers are generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but may also be subject to greater price changes than governmental issues.

Some mortgage-backed securities, such as collateralized mortgage obligations, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Stripped mortgage-backed securities are created when the interest and principal components of a mortgage-backed security are separated and sold as individual securities. In the case of a stripped mortgage-backed security, the holder of the principal-only, or “PO,” security receives the principal payments made by the underlying mortgage, while the holder of the interest-only, or “IO,” security receives interest payments from the same underlying mortgage.

Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. These securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time the Fund receives the prepayments for reinvestment. Residential mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets which include all types of residential mortgage products. See “Risks—Investment Strategy Risks.”

Asset-Backed Securities.

Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans or accounts, which payment may be adversely affected by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described above with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities. See “Risks—Investment Strategy Risks.”

Other Securities.

New financial products continue to be developed and the Fund may invest in any products that may be developed to the extent consistent with its investment objectives and the regulatory and federal tax requirements applicable to investment companies.

Risk Factors [Table Text Block]

Risks

Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. This section discusses the principal risk factors. You should carefully consider these risks and uncertainties as well as the other information described in this Prospectus (as incorporated by reference) and in any applicable prospectus supplement before you decide whether to invest in the Fund. In addition, the SAI contains further information regarding the risks associated with an investment in the Fund. The risks in these documents are not the only risks that the Fund may face, and the Fund may face other risks that we have not yet identified, which we do not currently deem material or which are not yet predictable. If any of these risks occur, the Fund’s business, financial condition and results of operations could be materially adversely affected. In such case, the Fund’s NAV and the trading price of its securities could decline, and you may lose or all part of your investment.

Investment Strategy Risks

The risks listed below specifically apply to the investments of the Fund. See “Structural and Market-Related Risks” for a discussion of additional risks associated with the Fund’s investments.

Asset-Backed Securities Risks. Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many borrowers on the underlying Alternative Credit default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

An investment in subordinated (residual) classes of asset-backed securities is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk, regulatory risk pertaining to the Fund’s ability to collect on such securities, platform performance risk and liquidity risk.

CLO Risk. The Fund’s investments in CLOs may be riskier than a direct investment in the debt or other securities of the underlying companies. When investing in CLOs, the Fund may invest in any level of a CLO’s subordination chain, including subordinated (lower-rated) tranches and residual interests (the lowest tranche). CLOs are typically highly levered and therefore, the junior debt and equity tranches that the Fund may invest in are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. In addition, the Fund will generally have the right to receive payments only from the CLOs, and will generally not have direct rights against the underlying borrowers or entities that sponsored the CLOs. Furthermore, the investments the Fund makes in CLOs are at times thinly traded or have only a limited trading market. As a result, investments in such CLOs may be characterized as illiquid securities.

Closed-End Investment Companies Risk. The Fund invests in closed-end investment companies, including shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease.

In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s Common Shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

BDCs are a type of closed-end investment company that generally invest in less mature U.S. private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. While BDCs are expected to generate income in the form of dividends, certain BDCs during certain periods of time may not generate such income. The Fund will indirectly bear its proportionate share of any management fees and other operating expenses incurred by closed-end funds and BDCs in which it invests, and of any performance-based or incentive fees payable by the BDCs in which it invests, in addition to the expenses paid by the Fund.

Corporate Debt Risks. Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P Global Ratings Services (“S&P”) or Baa or higher by Moody’s Investor Services, Inc. (“Moody’s”), or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories. The Fund may invest in both secured and unsecured corporate bonds. An unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer.

Credit and Interest Rate Analysis Risk. The Adviser is reliant in part on the borrower credit information provided to it or assigned by the platforms when selecting instruments for investment. To the extent a credit rating is assigned to each borrower by a platform, such rating may not accurately reflect the borrower’s actual creditworthiness. A platform may be unable, or may not seek, to verify all of the borrower information obtained by it, which it may use to determine such borrower’s credit rating. Borrower information on which platforms and lenders may rely may be outdated. In addition, certain information that the Adviser would otherwise seek may not be available, such as financial statements and other financial information. Furthermore, the Adviser may be unable to perform any independent follow-up verification with respect to a borrower to the extent the borrower’s name, address and other contact information is required to remain confidential. There is risk that a borrower may have supplied false or inaccurate information.

Although the Adviser conducts diligence on the credit scoring methodologies used by platforms from which the Fund purchases instruments, the Fund typically will not have access to all of the data that platforms utilize to assign credit scores to particular loans purchased directly or indirectly by the Fund, and will not confirm the truthfulness of such information or otherwise evaluate the basis for the platform’s credit score of those loans. In addition, the platforms’ credit decisions and scoring models are based on algorithms that could potentially contain programming or other errors or prove to be ineffective or otherwise flawed. This could adversely affect loan pricing data and approval processes and could cause loans to be mispriced or misclassified, which could ultimately have a negative impact on the Fund’s performance.

The interest rates on loans established by the platforms may have not been appropriately set. A failure to set appropriate rates on the loans may adversely impact the ability of the Fund to receive returns on its instruments that are commensurate with the risks associated with directly or indirectly owning such instruments. In addition, certain other information used by the platforms and the Adviser in making loan and investment decisions may be deficient and/or incorrect, which increases the risk of loss on the loan.

Default Risk. The ability of the Fund to generate income through its investment in loans is dependent upon payments being made by the borrower underlying such instruments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

Fixed Income Securities Risk. The Fund may invest in fixed income securities. Fixed income securities generally represent the obligation of an issuer to repay to the investor (or lender) the amount borrowed plus interest over a specified time period. Fixed income securities increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. The issuer of a fixed income security may not be able to make interest and principal payments when due. This risk is increased in the case of issuers of high yield securities, also known as “junk bonds.” Securities of certain U.S. Government sponsored entities are neither issued nor guaranteed by the U.S. Government. Fixed income risks include components of the following additional risks:

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund. The Fund may invest in securities that are rated in the lowest investment grade category. Issuers of these securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. As a result of the credit profile of the borrowers and the interest rates on the Fund’s investment in loans, the delinquency and default experience on the these instruments may be significantly higher than those experienced by financial products arising from traditional sources of lending. Shareholders are urged to consider the highly risky nature of the credit quality of the Fund’s investment in loans when analyzing an investment in the Shares.

High Yield Securities/Junk Bond Risk. The Fund may invest in high yield securities, also known as “junk bonds.” High yield securities are not considered to be investment grade. High yield securities may provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The market for high yield securities is generally less active than the market for higher quality securities. This may limit the ability of the Fund to sell high yield securities at the price at which it is being valued for purposes of calculating NAV.

Government Risk. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. In addition, securities issued by Freddie Mac, Fannie Mae and Federal Home Loan Banks are not obligations of, or insured by, the U.S. Government. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price could fall. All U.S. Government obligations are subject to interest rate risk.

Interest Rate Risk. The Fund’s share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of a shareholder’s investment in the Fund. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value. A rise in interest rates may negatively impact the Fund’s future income relating to leverage, as the Fund will be required to earn more income on its investments to recoup any increased costs of leverage.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions, as evidenced by the bank run on the Silicon Valley Bank Financial Group (“SVB”) causing it to be placed into receivership. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund (or an Investment Fund) will not be able to manage this risk effectively. It is yet to be determined how the bank run on SVB will fully impact the overall performance of the Fund or one or more of its portfolio investments and how similar events may affect the ability of the Fund to execute its investment strategy.

LIBOR Risk. Certain of the Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates. In July of 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR at the end of 2021. Most LIBOR settings are no longer published as of December 31, 2021. Overnight and 12-month U.S. dollar LIBOR settings permanently ceased after publication on June 30, 2023. 1-, 3- and 6-month U.S. dollar LIBOR settings will continue to be published using a synthetic methodology until September 2024. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or NAV.

SOFR Risk. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Sovereign Obligation Risk. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts.

Fraud Risk. The Fund is subject to the risk of fraudulent activity associated with the various parties involved in the Fund’s lending, including the platforms, banks, borrowers and third parties handling borrower and investor information. A platform’s resources, technologies and fraud prevention tools may be insufficient to accurately detect and prevent fraud. High profile fraudulent activity or significant increases in fraudulent activity could lead to regulatory intervention, negatively impact operating results, brand and reputation and lead the defrauded platform to take steps to reduce fraud risk, which could increase costs.

Funding Bank Risk. Multiple banks may originate loans for lending platforms. If such a bank were to suspend, limit or cease its operations or a platform’s relationship with a bank were to otherwise terminate, such platform would need to implement a substantially similar arrangement with another funding bank, obtain additional state licenses or curtail its operations. The Fund is dependent on the continued success of the platforms that originate the Fund’s investment in loans. If such platforms were unable or impaired in their ability to operate their lending business, the Adviser may be required to seek alternative sources of investments (e.g., loans originated by other platforms), which could adversely affect the Fund’s performance and/or prevent the Fund from pursuing its investment objective and strategies.

Geographic Concentration Risk. The Fund is not subject to any geographic restrictions when investing in loans and therefore could be concentrated in a particular state or region. A geographic concentration of the Fund’s investment in loans may expose the Fund to an increased risk of loss due to risks associated with certain regions. In the event that a significant portion of the pool of the Fund’s investment in loans is comprised of loans owed by borrowers resident or operating in certain states, economic conditions, localized weather events, environmental disasters, natural disasters or other factors affecting these states in particular could adversely impact the delinquency and default experience of the loans and could impact Fund performance. Further, the concentration of the loans in one or more states would have a disproportionate effect on the Fund if governmental authorities in any of those states took action against the platforms lending in such states.

Information Technology Risk. Because the Fund relies on electronic systems maintained by the custodian and the platforms to maintain records and evidence ownership of such loans and to service and administer loans (as applicable) it is susceptible to risks associated with such electronic systems. These risks include, among others: power loss, computer systems failures and Internet, telecommunications or data network failures; operator negligence or improper operation by, or supervision of, employees; physical and electronic loss of data or security breaches, misappropriation and similar events; computer viruses; cyber attacks, intentional acts of vandalism and similar events; and hurricanes, fires, floods and other natural disasters. The Adviser is also reliant on information technology to facilitate the loan acquisition process. Any failure of such technology could have a material adverse effect on the ability of the Adviser to acquire loans and therefore may impact the performance of the Fund. Any delays in receiving the data provided by such technology could also impact, among other things, the valuation of the portfolio of loans.

Investments in Platforms Risk. The platforms in which the Fund may invest may have a higher risk profile and be more volatile than companies engaged in lines of business with a longer, established history and such investments should be viewed as longer term investments. The Fund may invest in listed or unlisted equity securities of platforms or make loans directly to the platforms. Investments in unlisted equity securities, by their nature, generally involve a higher degree of valuation and performance uncertainties and liquidity risks than investments in listed equity securities. The success of a platform is dependent upon payments being made by the borrowers of loans originated by the platform. Any increase in default rates on a platform’s loans could adversely affect the platform’s profitability and, therefore, the Fund’s investments in the platform.

Illiquidity Risk. Alternative Credit investments generally have a maturity between six months to five years. Investors acquiring Alternative Credit investments and other Alternative Credit Instruments directly through platforms and hoping to recoup their entire principal must generally hold their loans through maturity. Alternative Credit investments and other Alternative Credit Instruments may not be registered under the Securities Act, and are not listed on any securities exchange. Accordingly, those Alternative Credit Instruments may not be transferred unless they are first registered under the Securities Act and all applicable state or foreign securities laws or the transfer qualifies for exemption from such registration. A reliable secondary market has yet to develop, nor may one ever develop, for Alternative Credit investments and such other Alternative Credit Instruments and, as such, these investments should be considered illiquid. Until an active secondary market develops, the Fund intends to primarily hold its Alternative Credit investments until maturity. The Fund may not be able to sell any of its Alternative Credit Instruments even under circumstances when the Adviser believes it would be in the best interests of the Fund to sell such investments. In such circumstances, the overall returns to the Fund from its Alternative Credit Instruments may be adversely affected. Moreover, certain Alternative Credit Instruments are subject to certain additional significant restrictions on transferability. Although the Fund may attempt to increase its liquidity by borrowing from a bank or other institution, its assets may not readily be accepted as collateral for such borrowing.

The Fund may also invest without limitation in securities that, at the time of investment, are illiquid, as determined by using the SEC’s standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities may also be more difficult to value, especially in challenging markets.

Limited Operating History of Platforms Risk. Many of the platforms, and alternative credit in general, are in the early stages of development and have a limited operating history. As a result, there is a lack of significant historical data regarding the performance of Alternative Credit and the long term outlook of the industry is uncertain. In addition, because Alternative Credit investments are originated using a lending method on a platform that has a limited operating history, borrowers may not view or treat their obligations on such loans as having the same significance as loans from traditional lending sources, such as bank loans.

Market Discount. Common stock of closed-end funds frequently trades at a discount from its NAV. This risk may be greater for investors selling their shares in a relatively short period of time after completion of the initial offering. The Fund’s Common Shares may trade at a price that is less than the initial offering price. This risk would also apply to the Fund’s investments in closed-end funds.

Alternative Credit and Pass-Through Notes Risk. Alternative Credit Instruments are generally not rated and constitute a highly risky and speculative investment, similar to an investment in “junk” bonds. There can be no assurance that payments due on underlying Alternative Credit investments will be made. The Shares therefore should be purchased only by investors who could afford the loss of the entire amount of their investment.

A substantial portion of the Alternative Credit in which the Fund may invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. Accordingly, the platforms and any third-party collection agencies will be limited in their ability to collect on defaulted Alternative Credit. With respect to Alternative Credit secured by collateral, there can be no assurance that the liquidation of any such collateral would satisfy a borrower’s obligation in the event of a default under its Alternative Credit.

Furthermore, Alternative Credit may not contain any cross-default or similar provisions. To the extent an Alternative Credit investment does not contain a cross-default provision, the loan will not be placed automatically in default upon that borrower’s default on any of the borrower’s other debt obligations, unless there are relevant independent grounds for a default on the loan. In addition, the Alternative Credit investment will not be referred to a third-party collection agency for collection because of a borrower’s default on debt obligations other than the Alternative Credit investment. If a borrower first defaults on debt obligations other than the Alternative Credit investment, the creditors to such other debt obligations may seize the borrower’s assets or pursue other legal action against the borrower, which may adversely impact the ability to recoup any principal and interest payments on the Alternative Credit investment if the borrower subsequently defaults on the loan. In addition, an operator of a platform is generally not required to repurchase Alternative Credit investments from a lender except under very narrow circumstances, such as in cases of verifiable identity fraud by the borrower.

Borrowers may seek protection under federal bankruptcy law or similar laws. If a borrower files for bankruptcy (or becomes the subject of an involuntary petition), a stay will go into effect that will automatically put any pending collection actions on hold and prevent further collection action absent bankruptcy court approval. Whether any payment will ultimately be made or received on an Alternative Credit investment after bankruptcy status is declared depends on the borrower’s particular financial situation and the determination of the court.

As Pass-Through Notes generally are pass-through obligations of the operators of the lending platforms, and are not direct obligations of the borrowers under the underlying Alternative Credit investment originated by such platforms, holders of certain Pass-Through Notes are exposed to the credit risk of the operator. An operator that becomes subject to bankruptcy proceedings may be unable to make full and timely payments on its Pass-Through Notes even if the borrowers of the underlying Alternative Credit investment timely make all payments due from them. There may be a delay between the time the Fund commits to purchase a Pass-Through Note and the issuance of such note and, during such delay, the funds committed to such an investment will not be available for investment in other Alternative Credit Instruments. Because the funds committed to an investment in Pass-Through Notes do not earn interest until the issuance of the note, the delay in issuance will have the effect of reducing the effective rate of return on the investment.

Mortgage-Backed Securities Risks. Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. The Fund invests in mortgage-backed securities and is subject to the following risks.

Credit and Market Risks of Mortgage-Backed Securities. The mortgage loans or the guarantees underlying mortgage-backed securities may default or otherwise fail leading to non-payment of interest and principal.

Collateralized Mortgage Obligations. There are certain risks associated specifically with CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities, which utilize estimates of future economic conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. CMOs issued by private entities are not guaranteed by any government agency; if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Market Disruption, Geopolitical and Climate Change Risks. The Fund may be adversely affected by uncertainties and events around the world, such as terrorism, political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which they are invested. Assets of issuers, including those held in the Fund’s portfolio, could be direct targets, or indirect casualties, of an act of terrorism.

International war or conflicts (including Russia's invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.

Climate change poses long-term threats to physical and biological systems. Potential hazards and risks related to climate change for a State or municipality include, among other things, wildfires, rising sea levels, more severe coastal flooding and erosion hazards, and more intense storms. Storms in recent years have demonstrated vulnerabilities in a State's or municipality's infrastructure to extreme weather events. Climate change risks, if they materialize, can adversely impact a State's or municipality's financial plan in current or future years. In addition, economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may not ever recover their value. Large wildfires driven by high winds and prolonged drought may devastate businesses and entire communities and may be very costly to any business found to be responsible for the fire. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change.

These losses could adversely affect the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of municipal securities. Since property and security values are driven largely by buyers' perceptions, it is difficult to know the time period over which these market effects might unfold.

Pandemic Risk. In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. The outbreak of COVID-19 and its variants resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. This outbreak negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. On May 5, 2023, the World Health Organization declared the end of the global emergency status for COVID-19. The United States subsequently ended the federal COVID-19 public health emergency declaration effective May 11, 2023. Although vaccines for COVID-19 are widely available, it is unknown how long certain circumstances related to the pandemic will persist, whether they will reoccur in the future, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Platform Concentration Risk. The Fund may invest 25% or more of its Managed Assets in Alternative Credit originated from one or a limited number of platform(s). A concentration in select platforms may subject the Fund to increased dependency and risks associated with those platforms than it would otherwise be subject to if it were more broadly diversified across a greater number of platforms. The Fund’s concentration in certain platforms may expose it to increased risk of default and loss on the Alternative Credit in which it invests through such platforms if such platforms have, among other characteristics, lower borrower credit criteria or other minimum eligibility requirements, or have deficient procedures for conducting credit and interest rate analyses as part of their loan origination processes, relative to other platforms. In addition, the fewer platforms through which the Fund invests, the greater the risks associated with those platforms changing their arrangements will become.

Preferred Stock Risk. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stocks may not pay dividends, an issuer may suspend payment of dividends on U.S. preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. Declining common stock values may also cause the value of the Fund’s investments in preferred stock to decline.

Prepayment Risk. Borrowers may decide to prepay all or a portion of the remaining principal amount due under a borrower loan at any time without penalty (unless the underlying loan agreements provide for prepayment penalties as may be the case in certain non-consumer Alternative Credit). In the event of a prepayment of the entire remaining unpaid principal amount of a loan, the Fund will receive such prepayment amount, but further interest will not accrue on the loan after the principal has been paid in full. If the borrower prepays a portion of the remaining unpaid principal balance, interest will cease to accrue on such prepaid portion, and the Fund will not receive all of the interest payments that the Adviser may have originally expected to receive on the loan.

Private Investment Funds Risk. The Fund, as a direct and indirect holder of securities issued by private investment funds, will bear a pro rata share of the vehicles’ expenses, including management and performance fees. The performance fees charged by certain private investment funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance fee. Furthermore, private investment fund are subject to specific risks, depending on the nature of the vehicle, and also may employ leverage such that their returns are more than one times that of their benchmark which could amplify losses suffered by the Fund when compared to unleveraged investments. Shareholders of the private investment fund are not entitled to the protections of the 1940 Act.

Real Estate Investment Risk. The Fund invests in Real Estate Companies, such as REITs, which expose investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments and is characterized by intense competition and periodic overbuilding. Many Real Estate Companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s losses. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively affect a Real Estate Company’s ability to meet its payment obligations or its financing activity and could decrease the market prices for REITs and for properties held by such REITs. In addition, to the extent a Real Estate Company has its own expenses, the Fund (and indirectly, its shareholders) will bear its proportionate share of such expenses. Real Estate Companies may be subject to concentration risk, interest rate risk, leverage risk, illiquidity risk and regulatory risks associated with applicable domestic and foreign laws.

Regulatory and Other Risks Associated with Platforms and Alternative Credit. The platforms through which Alternative Credit are originated are subject to various statutes, rules and regulations issued by federal, state and local government authorities. A failure to comply with the applicable laws, rules and regulations may, among other things, subject the platform or its related entities to certain registration requirements with government authorities and result in the payment of any penalties and fines; result in the revocation of their licenses; cause the loan contracts originated by the platform to be voided or otherwise impair the enforcement of such loans; and subject them to potential civil and criminal liability, class action lawsuits and/or administrative or regulatory enforcement actions. Any of the foregoing could have a material adverse effect on a platform’s financial condition, results of operations or ability to perform its obligations with respect to its lending business or could otherwise result in modifications in the platform’s methods of doing business which could impair the platform’s ability to originate or service Alternative Credit or collect on Alternative Credit.

Alternative Credit industry participants, including platforms, may be subject in certain cases to increased risk of litigation alleging violations of federal and state laws and regulations and consumer law torts, including unfair or deceptive practices. Moreover, Alternative Credit generally are written using standardized documentation. Thus, many borrowers may be similarly situated in so far as the provisions of their respective contractual obligations are concerned. Accordingly, allegations of violations of the provisions of applicable federal or state consumer protection laws could potentially result in a large class of claimants asserting claims against the platforms and other related entities. However, some borrower agreements contain arbitration provisions that would possibly limit or preclude class action litigation with respect to claims of borrowers. As noted above, each of the platforms through which the Fund may invest may adhere to a novel or different business model, resulting in uncertainty as to the regulatory environment applicable to a particular platform and the Fund.

If the platforms’ ability to be the assignee and beneficiary of a funding bank’s ability to export the interest rates, and related terms and conditions, permitted under the laws of the state where the bank is located to borrowers in other states was determined to violate applicable lending laws, this could subject the platforms to the interest rate restrictions, and related terms and conditions, of the lending or usury laws of each of the states in which it operates. The result would be a complex patchwork of regulatory restrictions that could materially and negatively impact the platforms’ operations and ability to operate, in which case they may be forced to terminate or significantly alter their business and activities, resulting in a reduction in the volume of loans available for investment for lenders such as the Fund.

In addition, numerous statutory provisions, including federal bankruptcy laws and related state laws, may interfere with or affect the ability of a creditor to enforce an Alternative Credit investment. It is possible that a period of adverse economic conditions resulting in high defaults and delinquencies on Alternative Credit will increase the potential bankruptcy risk to platforms and its related entities. The regulatory environment applicable to platforms and their related entities may be subject to periodic changes. Any such changes could have an adverse effect on the platforms’ and related entities’ costs and ability to operate. The platforms would likely seek to pass through any increase in costs to lenders such as the Fund. Further, changes in the regulatory application or judicial interpretation of the laws and regulations applicable to financial institutions generally and alternative credit in particular also could impact the manner in which the alternative credit industry conducts its business. The regulatory environment in which financial institutions operate has become increasingly complex and robust, and supervisory efforts to apply relevant laws, regulations and policies have become more intense.

Risk of Adverse Market and Economic Conditions. Alternative Credit default rates, and Alternative Credit generally, may be significantly affected by economic downturns or general economic conditions beyond the control of any borrowers. In particular, default rates on Alternative Credit may increase due to factors such as prevailing interest rates, the rate of unemployment, the level of consumer confidence, residential real estate values, the value of the U.S. dollar, energy prices, changes in consumer spending, the number of personal bankruptcies, disruptions in the credit markets and other factors. A significant downturn in the economy could cause default rates on Alternative Credit to increase. A substantial increase in default rates, whether due to market and economic conditions or otherwise, could adversely impact the viability of the overall alternative credit industry.

Risks of Concentration in the Financials Sector. A fund concentrated in a single industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes. Thus, the Fund’s concentration in securities of companies within industries in the financial sector may make it more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition.

Risk of Inadequate Guarantees and/or Collateral of Alternative Credit. To the extent that the obligations under an Alternative Credit investment are guaranteed by a third-party, there can be no assurance that the guarantor will perform its payment obligations should the underlying borrower to the loan default on its payments. Similarly, to the extent an Alternative Credit investment is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the Alternative Credit investment. In addition, if it becomes necessary to recover and liquidate any collateral with respect to a secured Alternative Credit investment, it may be difficult to sell such collateral and there will likely be associated costs that would reduce the amount of funds otherwise available to offset the payments due under the loan. If a borrower of a secured Alternative Credit investment enters bankruptcy, an automatic stay of all proceedings against such borrower’s property will be granted. This stay will prevent any recovery and liquidation of the collateral securing such loan, unless relief from the stay can be obtained from the bankruptcy court. There is no guarantee that any such relief will be obtained. Significant legal fees and costs may be incurred in attempting to obtain relief from a bankruptcy stay from the bankruptcy court and, even if such relief is ultimately granted, it may take several months or more to obtain.

Risk of Regulation as an Investment Company or an Investment Adviser. If platforms or any related entities are required to register as investment companies under the 1940 Act or as investment advisers under the Investment Advisers Act of 1940, their ability to conduct business may be materially adversely affected, which may result in such entities being unable to perform their obligations with respect to their Alternative Credit investments, including applicable indemnity, guaranty, repurchasing and servicing obligations, and any contracts entered into by a platform or related entity while in violation of the registration requirements may be voidable.

Risks Associated with Recent Events in the Alternative Credit Industry. The alternative credit industry is heavily dependent on investors for liquidity and at times during the recent past, there has been some decreasing interest from institutional investors in purchasing Alternative Credit (due both to yield and performance considerations as well as reactions to platform and industry events described below), causing some platforms to increase rates. In addition, there is concern that a weakening credit cycle could stress servicing of Alternative Credit and result in significant losses.

In early 2016, concerns were raised pertaining to certain loan identification practices and other compliance related issues of LendingClub. Those resulted in top management changes at LendingClub and class action lawsuits being filed against LendingClub after its stock precipitously dropped, and as a result, increased volatility in the industry and caused some institutional investors to retrench from purchasing Alternative Credit Instruments, either from LendingClub specifically or in general with respect to any Alternative Credit Instruments. LendingClub entered into a settlement with the SEC in September 2018 related to these events. While the industry has stabilized after these events, the occurrence of any additional negative business practices involving an alternative credit platform, or the inability for alternative credit platforms to assure investors and other market participants of its ability to conduct business practices acceptable to borrowers and investors, may significantly and adversely impact the platforms and/or the alternative credit industry as a whole and, therefore, the Fund’s investments in Alternative Credit Instruments.

There has been increased regulatory scrutiny of the Alternative Credit industry, including in white papers issued by the U.S. Department of the Treasury and the OCC and in state investigations into Alternative Credit platforms. In addition, an increasing number of lawsuits have been filed in various states alleging that Alternative Credit platforms are the true lenders and not the funding banks. It is possible that litigation or regulatory actions may challenge funding banks’ status as a loan’s true lender, and if successful, platform operators or loan purchasers may become subject to state licensing and other consumer protection laws and requirements. If the platform operators or subsequent assignees of the loans were found to be the true lender of the loans, the loans could be void or voidable or subject to rescission or reduction of principal or interest paid or to be paid in whole or in part or subject to damages or penalties.

Servicer Risk. The Fund expects that all of its direct and indirect investments in loans originated by alternative credit platforms will be serviced by a platform or a third-party servicer. However, the Fund’s investments could be adversely impacted if a platform that services the Fund’s investments becomes unable or unwilling to fulfill its obligations to do so. In the event that the servicer is unable to service the loans, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments. If the servicer becomes subject to a bankruptcy or similar proceeding, there is some risk that the Fund’s investments could be re-characterized as secured loans from the Fund to the platform, which could result in uncertainty, costs and delays from having the Fund’s investment deemed part of the bankruptcy estate of the platform, rather than an asset owned outright by the Fund. To the extent the servicer becomes subject to a bankruptcy or similar proceeding, there is a risk that substantial losses will be incurred by the Fund.

Small and Mid-Capitalization Investing Risk. The Fund may gain exposure to the securities of small capitalization companies, mid-capitalization companies and recently organized companies. For example, the Fund may invest in securities of alternative credit platforms or may gain exposure to other small capitalization, mid-capitalization and recently organized companies through investments in the borrowings of such companies facilitated through an alternative credit platform. Historically, such investments, and particularly investments in smaller capitalization companies, have been more volatile in price than those of larger capitalized, more established companies.

SME Loans Risk. The businesses of SME loan borrowers may not have steady earnings growth, may be operated by less experienced individuals, may have limited resources and may be more vulnerable to adverse general market or economic developments, among other concerns, which may adversely affect the ability of such borrowers to make principal and interest payments on the SME loans. Certain SMEs may be unable to effectively access public equity or debt markets. The average interest rate charged to, or required of, such obligors generally is higher than that charged by commercial banks and other institutions providing traditional sources of credit or that set by the debt market. These traditional sources of credit typically impose more stringent credit requirements than the loans provided by certain platforms through which the Fund may make its investments.

Specialty Finance and Other Financial Companies Risk. The profitability of specialty finance and other financial companies is largely dependent upon the availability and cost of capital funds, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. Any impediments to a specialty finance or other financial company’s access to capital markets, such as those caused by general economic conditions or a negative perception in the capital markets of the company’s financial condition or prospects, could adversely affect such company’s business. From time to time, severe competition may also affect the profitability of specialty finance and other financial companies.

Specialty finance and other financial companies are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance based upon the availability and cost of capital and prevailing interest rates. In addition, credit and other losses resulting from the financial difficulties of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Credit losses or mergers, acquisitions, or bankruptcies of financial firms could make it difficult for specialty finance and other financial companies to obtain financing on favorable terms or at all, which would seriously affect the profitability of such firms. Furthermore, accounting rule changes, including with respect to the standards regarding the valuation of assets, consolidation in the financial industry and additional volatility in the stock market have the potential to significantly impact specialty finance companies as well.

Specialty finance and other financial companies in general are subject to extensive governmental regulation, which may change frequently. Regulatory changes could cause business disruptions or result in significant loss of revenue to companies in which the Fund invests, and there can be no assurance as to the actual impact that these laws and their regulations will have on the financial markets and the Fund’s investments in specialty finance and other financial companies. Specialty finance and other financial companies in a given country may be subject to greater governmental regulation than many other industries, and changes in governmental policies and the need for regulatory approval may have a material effect on the services offered by companies in the financial services industry. Governmental regulation may limit both the financial commitments banks can make, including the amounts and types of loans, and the interest rates and fees they can charge. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls and price controls.

Under current regulations of the SEC, the Fund may not invest more than 5% of its total assets in the securities of any company that derives more than 15% of its gross revenues from securities brokerage, underwriting or investment management activities. In addition, the Fund may not acquire more than 5% of the outstanding equity securities, or more than 10% of the outstanding principal amount of debt securities, of any such company. This may limit the Fund’s ability to invest in certain specialty finance and other financial companies.

Banks may invest and operate in an especially highly regulated environment and are subject to extensive supervision by numerous federal and state regulatory agencies including, but not limited to, the Federal Reserve Board, the Federal Deposit Insurance Corporation and state banking authorities. Changes in regulations and governmental policies and accounting principles could adversely affect the business and operations of banks in which the Fund invests.

Savings institutions frequently have a large proportion of their assets in the form of loans and securities secured by residential real estate. As a result, the financial condition and results of operations of such savings institutions would likely be affected by the conditions in the residential real estate markets in the areas in which these savings institutions do business.

Leasing companies can be negatively impacted by changes in tax laws which affect the types of transactions in which such companies engage.

The performance of the Fund’s investments in insurance companies will be subject to risk from several additional factors. The earnings of insurance companies will be affected by, in addition to general economic conditions, pricing (including severe pricing competition from time to time), claims activity and marketing competition. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies’ policy sales, tax obligations and profitability.

SPAC Risks. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

The officers and directors of a SPAC may operate multiple SPACs and could have conflicts of interest in determining to which SPAC a particular business opportunity should be presented. In such circumstances, there can be no assurance that a given business opportunity would be presented to the SPAC in which the Fund holds an investment.

Student Loans Risk. In general, the repayment ability of borrowers of student loans, as well as the rate of prepayments on student loans, may be influenced by a variety of economic, social, competitive and other factors, including changes in interest rates, the availability of alternative financings, regulatory changes affecting the student loan market and the general economy. For instance, certain student loans may be made to individuals who generally have higher debt burdens than other individual borrowers (such as students of post-secondary programs). The effect of the foregoing factors is impossible to predict.

Valuation Risk. Many of the Fund’s investments may be difficult to value. Where market quotations are not readily available or deemed unreliable, the Fund will value such investments in accordance with fair value procedures adopted by the Board of Directors. Valuation of illiquid investments may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. An instrument that is fair valued may be valued at a price higher or lower than the value determined by other funds using their own fair valuation procedures. Prices obtained by the Fund upon the sale of such investments may not equal the value at which the Fund carried the investment on its books, which would adversely affect the NAV of the Fund.

Tax Risk. The treatment of Alternative Credit and other Alternative Credit Instruments for tax purposes is uncertain. In addition, changes in tax laws or regulations, or interpretations thereof, in the future could adversely affect the Fund, including its ability to qualify as a regulated investment company, or the participants in the alternative credit industry. Investors should consult their tax advisors as to the potential tax treatment of shareholders.

The Fund intends to elect to be treated as a regulated investment company for federal income tax purposes. In order to qualify for such treatment, the Fund will need to meet certain organization, income, diversification and distribution tests. The Fund has adopted policies and guidelines that are designed to enable the Fund to meet these tests, which will be tested for compliance on a regular basis for the purposes of being treated as a regulated investment company for federal income tax purposes. However, some issues related to qualification as a regulated investment company are open to interpretation. For example, the Fund intends to primarily invest in whole loans originated by alternative credit platforms. The Fund has taken the position that the issuer of such loans will be the identified borrowers in the loan documentation. The IRS, however, could disagree and successfully assert that the alternative credit platforms should be viewed as the issuer of the loans. If the IRS prevailed, the Fund would need to determine whether treating the alternative credit platforms as the issuer would cause the Fund to fail the regulated investment company diversification tests. If, for any taxable year, the Fund did not qualify as a regulated investment company for U.S. federal income tax purposes, it would be treated as a U.S. corporation subject to U.S. federal income tax at the Fund level, and possibly state and local income tax, and distributions to shareholders would not be deductible by the Fund in computing its taxable income.

Structural and Market-Related Risks:

Anti-Takeover Provisions. Maryland law and the Fund’s Charter and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status, including the adoption of a staggered Board of Directors and the supermajority voting requirements. These provisions could deprive the shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares or at NAV.

Controlling Shareholder Risk. The Common Shares may be held by a shareholder, such as a RiverNorth Fund, or a group of shareholders that may own a significant percentage of the Fund for an indefinite period of time. As long as a RiverNorth Fund holds a substantial amount of the Fund’s Common Shares, it may be able to exercise a controlling influence in matters submitted to a vote of shareholders. The ability to exercise a controlling influence over the Fund may result in conflicts of interest because, among other things, the Adviser is the investment adviser of the Fund and each of the RiverNorth Funds. Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Distribution Policy Risks. The Fund currently intends to make distributions to common shareholders on a monthly basis in an amount equal to 10% annually of the Fund’s NAV per Common Share. These fixed distributions are not related to the amount of the Fund’s net investment income or net realized capital gains. If, for any monthly distribution, net investment income and net realized capital gains were less than the amount of the distribution, the difference would be distributed from the Fund’s assets. The Fund’s distribution rate is not a prediction of what the Fund’s actual total returns will be over any specific future period.

A portion or all of any distribution of the Fund may consist of a return of capital. A return of capital represents the return of a shareholder’s original investment in the Common Shares and should not be confused with a dividend from profits and earnings. Such distributions are generally not treated as taxable income for the investor. Instead, shareholders will experience a reduction in the basis of their Common Shares, which may increase the taxable capital gain, or reduce capital loss, realized upon the sale of such Common Shares. Upon a sale of their Common Shares, shareholders generally will recognize capital gain or loss measured by the difference between the sale proceeds received by the shareholder and the shareholder’s federal income tax basis in the Common Shares sold, as adjusted to reflect return of capital. It is possible that a return of capital could cause a shareholder to pay a tax on capital gains with respect to Common Shares that are sold for an amount less than the price originally paid for them. Shareholders are advised to consult with their own tax advisers with respect to the tax consequences of their investment in the Fund. The Fund’s distribution policy may result in the Fund making a significant distribution in December of each year in order to maintain the Fund’s status as a regulated investment company. Depending upon the income of the Fund, such a year-end distribution may be taxed as ordinary income to investors.

Inflation/Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of Shares and distributions can decline. Deflation risk is the risk that prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Leverage Risks. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV. The leverage costs may be greater than the Fund’s return on the underlying investments made from the proceeds of leverage. The Fund’s leveraging strategy may not be successful.

Liquidity Risks. Although the Common Shares are listed on the NYSE, there might be no or limited trading volume in the Fund’s Shares. Moreover, there can be no assurance that the Fund will continue to meet the listing eligibility requirements of a national securities exchange. Accordingly, investors may be unable to sell all or part of their Common Shares in a particular timeframe. Common Shares in the Fund are therefore suitable only for investors that can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment. In addition, although the Fund conducts quarterly repurchase offers of its Common Shares there is no guarantee that all tendered Common Shares will be accepted for repurchase or that shareholders will be able to sell all of the Common Shares they desire in a quarterly repurchase offer. In certain instances, repurchase offers may be suspended or postponed.

Unlike open-end funds (commonly known as mutual funds) which generally permit redemptions on a daily basis, Common Shares will not be redeemable at an investor’s option (other than pursuant to the Fund’s repurchase policy, as defined below). The NAV of the Common Shares may be volatile. The Fund is designed for long-term investors and not as a trading vehicle. Moreover, the Common Shares will not be eligible for “short sale” transactions or other directional hedging products.

Management Risk and Reliance on Key Personnel. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Adviser’s judgments about the attractiveness, value and potential appreciation of an alternative credit platform or individual security in which the Fund invests may prove to be incorrect. In addition, the implementation of the Fund’s investment strategies depends upon the continued contributions of certain key employees of the Adviser, some of whom have unique talents and experience and would be difficult to replace.

Potential Conflicts of Interest. The Adviser manages and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund, and as a result, may face conflicts of interest regarding the implementation of the Fund’s strategy and allocation between funds and accounts. This may limit the Fund’s ability to take full advantage of the investment opportunity or affect the market price of the investment. The Adviser may also have incentives to favor one account over another due to different fees paid to such accounts. While the Adviser has adopted policies and procedures that address these potential conflicts of interest, there is no guarantee that the policies will be successful in mitigating the conflicts of interest that arise. In addition, the Fund’s use of leverage will increase the amount of fees paid to the Adviser, creating a financial incentive for the Adviser to leverage the Fund.

Regulation as Lender Risk. The loan industry is highly regulated and loans made through lending platforms are subject to extensive and complex rules and regulations issued by various federal, state and local government authorities. One or more regulatory authorities may assert that the Fund, when acting as a lender under the platforms, is required to comply with certain laws or regulations which govern the consumer or commercial (as applicable) loan industry. If the Fund were required to comply with additional laws or regulations, it would likely result in increased costs for the Fund and may have an adverse effect on its results or operations or its ability to invest in Alternative Credit and certain Alternative Credit Instruments. In addition, although in most cases the Fund is not currently required to hold a license in connection with the acquisition and ownership of Alternative Credit, certain states require (and other states could in the future take a similar position) that lenders under alternative credit platforms or holders of Alternative Credit investments be licensed. Such a licensing requirement could subject the Fund to a greater level of regulatory oversight by state governments as well as result in additional costs for the Fund. If required but unable to obtain such licenses, the Fund may be forced to cease investing in loans issued to borrowers in the states in which licensing may be required. To the extent required or determined to be necessary or advisable, the Fund intends to obtain such licenses in order to pursue its investment strategy.

Repurchase Policy Risks. Repurchases of Common Shares will reduce the amount of outstanding Common Shares and, thus, the Fund’s net assets. To the extent that additional Common Shares are not sold, a reduction in the Fund’s net assets may increase the Fund’s expense ratio (subject to the Adviser’s reimbursement of expenses) and limit the investment opportunities of the Fund.

If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of the Common Shares tendered by each shareholder. In addition, because of the potential for such proration, shareholders may tender more Common Shares than they may wish to have repurchased in order to ensure the repurchase of a specific number of their Common Shares, increasing the likelihood that other shareholders may be unable to liquidate all or a given percentage of their investment in the Fund. To the extent shareholders have the ability to sell their Common Shares to the Fund pursuant to a repurchase offer, the price at which a shareholder may sell Common Shares, which will be the NAV per Common Share most recently determined as of the last day of the offer, may be lower than the price that such shareholder paid for its Common Shares.

The Fund may find it necessary to hold a portion of its net assets in cash or other liquid assets, sell a portion of its portfolio investments or borrow money in order to finance any repurchases of its Common Shares. The Fund may accumulate cash by holding back (i.e., not reinvesting or distributing to shareholders) payments received in connection with the Fund’s investments, which could potentially limit the ability of the Fund to generate income. The Fund also may be required to sell its more liquid, higher quality portfolio investments to purchase Common Shares that are tendered, which may increase risks for remaining shareholders and increase Fund expenses. Although most, if not all, of the Fund’s investments are expected to be illiquid and the secondary market for such investments is likely to be limited, the Fund believes it would be able to find willing purchasers of its investments if such sales were ever necessary to supplement such cash generated by payments received in connection with the Fund’s investments. However, the Fund may be required to sell such investments during times and at prices when it otherwise would not, which may cause the Fund to lose money. The Fund may also borrow money in order to meet its repurchase obligations. There can be no assurance that the Fund will be able to obtain financing for its repurchase offers. If the Fund borrows to finance repurchases, interest on any such borrowings will negatively affect shareholders who do not tender their Common Shares in a repurchase offer by increasing the Fund’s expenses (subject to the Adviser’s reimbursement of expenses) and reducing any net investment income. The purchase of Common Shares by the Fund in a repurchase offer may limit the Fund’s ability to participate in new investment opportunities.

In the event a shareholder chooses to participate in a repurchase offer, the shareholder will be required to provide the Fund with notice of intent to participate prior to knowing what the repurchase price will be on the repurchase date. Although the shareholder may have the ability to withdraw a repurchase request prior to the repurchase date, to the extent the shareholder seeks to sell Common Shares to the Fund as part of a repurchase offer, the shareholder will be required to do so without knowledge of what the repurchase price of the Common Shares will be on the repurchase date. It is possible that general economic and market conditions could cause a decline in the NAV per Common Share prior to the repurchase date.

Risks Associated with Additional Offerings. There are risks associated with offerings of additional common or preferred shares of the Fund. The voting power of current shareholders will be diluted to the extent that current shareholders do not purchase shares in any future offerings of shares or do not purchase sufficient shares to maintain their percentage interest. In addition, the sale of shares in an offering may have an adverse effect on prices in the secondary market for the Fund’s shares by increasing the number of shares available, which may put downward pressure on the market price of the Fund’s Shares. These sales also might make it more difficult for the Fund to sell additional equity securities in the future at a time and price the Fund deems appropriate.

In the event any series of fixed rate preferred shares are issued and such shares are intended to be listed on an exchange, prior application will have been made to list such shares. During an initial period, which is not expected to exceed 30 days after the date of its initial issuance, such shares may not be listed on any securities exchange. During such period, the underwriters may make a market in such shares, although they will have no obligation to do so. Consequently, an investment in such shares may be illiquid during such period. Fixed rate preferred shares may trade at a premium to or discount from liquidation value.

There are risks associated with an offering of Rights (in addition to the risks discussed herein related to the offering of shares and preferred shares). Shareholders who do not exercise their rights may, at the completion of such an offering, own a smaller proportional interest in the Fund than if they exercised their rights. As a result of such an offering, a shareholder may experience dilution in NAV per share if the subscription price per share is below the NAV per share on the expiration date. In addition to the economic dilution described above, if a shareholder does not exercise all of their Rights, the shareholder will incur voting dilution as a result of the Rights offering. This voting dilution will occur because the shareholder will own a smaller proportionate interest in the Fund after the rights offering than prior to the Rights offering.

There is a risk that changes in market conditions may result in the underlying common shares or preferred shares purchasable upon exercise of Rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the Rights. If investors exercise only a portion of the rights, the number of shares issued may be reduced, and the shares may trade at less favorable prices than larger offerings for similar securities. Rights issued by the Fund may be transferable or non-transferable rights.

Secondary Market for the Common Shares. The issuance of shares of the Fund through the Fund’s dividend reinvestment plan (the “Plan“) may have an adverse effect on the secondary market for the Fund’s shares. The increase in the number of outstanding shares resulting from the issuances pursuant to the Plan and the discount to the market price at which such shares may be issued, may put downward pressure on the market price for the shares. When the shares are trading at a premium, the Fund may also issue shares that may be sold through private transactions effected on the NYSE or through broker-dealers. The increase in the number of outstanding shares resulting from these offerings may put downward pressure on the market price for such shares.

Other Investment-Related Risks:

Equity Securities Risks. Equity securities are subject to general movements in the stock market, and a significant drop in the stock market may depress the price of securities to which the Fund may have exposure. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Exchange-Traded Note Risks. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of an index plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. ETNs typically mature 30 years from the date of issue. There may be restrictions on the Fund’s right to liquidate its investment in an ETN prior to maturity (for example, the Fund may only be able to offer its ETN for repurchase by the issuer on a weekly basis), and there may be limited availability of a secondary market.

Investment Company Risks. The Fund will incur higher and additional expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices or operations of such other investment companies. To the extent that the Fund invests in one or more investment companies that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the performance of such investment companies, and that of the Fund, may be more volatile than investment companies that do not concentrate in a particular industry. The investment companies in which the Fund invests are not subject to the Fund’s investment policies and restrictions.

The ETFs (and other index funds) in which the Fund may invest may not be able to replicate exactly the performance of the indices they track due to transactions costs and other expenses of the ETFs. ETFs may not be able to match or outperform their benchmarks. The Fund may be restricted by provisions of the 1940 Act that generally limit the amount the Fund and its affiliates can invest in any one investment company to 3% of such company’s outstanding voting stock. However, pursuant to exemptive orders issued by the SEC to various ETF fund sponsors, the Fund is permitted to invest in certain ETFs in excess of the limits set forth in the 1940 Act subject to the terms and conditions set forth in such exemptive orders.

Effects of Leverage [Text Block]

Effects of Leverage

Assuming the utilization of leverage through a combination of borrowings and the issuance of preferred stock by the Fund in the aggregate amount of approximately 38.84% of the Fund’s Managed Assets, as of June 30, 2023 at a combined interest or payment rate of 5.87% payable on such leverage, the return generated by the Fund’s portfolio (net of estimated non-leverage expenses) must exceed 2.28% in order to cover such interest or payment rates and other expenses specifically related to leverage. These numbers are merely estimates used for illustration. Actual interest or payment rates on the leverage utilized by the Fund will vary frequently and may be significantly higher or lower than the rate estimated above.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio net of expenses) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks.”

Assumed Portfolio Return	-10.00%	-5.00%	0.00%	5.00%	10.00%
Common Share Total Return	-20.08%	-11.90%	-3.73%	4.45%	12.62%

Common share total return is composed of two elements: the dividends on Shares paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying interest or other payments on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the interest it receives on its investments is entirely offset by losses in the value of those investments. Figures appearing in the table are hypothetical. Actual returns may be greater or less than those appearing in the table.

Effects of Leverage [Table Text Block]
Assumed Portfolio Return	-10.00%	-5.00%	0.00%	5.00%	10.00%
Common Share Total Return	-20.08%	-11.90%	-3.73%	4.45%	12.62%

Effects of Leverage, Purpose [Text Block]		The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio net of expenses) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks.”
Share Price [Table Text Block]

	MARKET PRICE (1)		NET ASSET VALUE (2)		PREMIUM/ (DISCOUNT) TO NET ASSET VALUE(3)
Quarter Ended	High	Low	High	Low	High	Low
September 30, 2020	$15.14	$14.40	$17.42	$17.31	-13.09%	-16.81%
December 31, 2020	$16.78	$14.69	$18.22	$17.34	-7.91%	-15.28%
March 31, 2021	$17.90	$16.39	$19.00	$18.26	-5.79%	-10.24%
June 30, 2021	$19.90	$17.90	$20.06	$19.05	-0.80%	-6.04%
September 30, 2021	$20.05	$18.73	$20.11	$19.95	-0.30%	-6.12%
December 31, 2021	$19.88	$19.13	$20.44	$19.82	-2.74%	-3.48%
March 31, 2022	$19.80	$18.78	$19.92	$19.30	-0.60%	-2.69%
June 30, 2022	$19.23	$17.15	$19.39	$18.46	-0.80%	-7.10%
September 30, 2022	$18.67	$17.05	$17.99	$17.43	3.80%	-2.18%
December 31, 2023	$18.02	$16.75	$17.58	$17.20	2.50%	-2.62%
March 31, 2023	$16.92	$15.20	$17.24	$16.63	-1.86%	-8.60%
June 30, 2023	$15.55	$15.24	$16.81	$16.70	-7.50%	-8.74%
September 30, 2023	$15.89	$14.99	$16.73	$16.59	-5.02%	-9.64%

(1)	Based on high and low closing market price for the respective quarter.

(2)	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
(3)	Calculated based on the information presented.

The last reported sale price, NAV per share and percentage discount to NAV per share of the common shares as of November 30, 2023 were $15.55, $16.59 and -6.27%, respectively. As of that same date, the Fund had 3,585,024 common shares outstanding and net assets of the Fund were $59,466,605.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]

Description Of The Fund’s Securities

The following summary of the terms of the common shares of the Fund does not purport to be complete and is subject to and qualified in its entirety by reference to the Maryland General Corporation Law, and to the Fund’s Charter and the Fund’s Bylaws, copies of which are filed as exhibits to the Registration Statement.

The Fund is a corporation organized under the laws of Maryland. The Fund is authorized to issue 38,344,000 common shares, $0.0001 par value per share, and the Board of Directors, without obtaining shareholder approval, may increase the number of authorized common shares. As of the date of this prospectus, the Adviser did not own of record or beneficially any of the common shares.

In general, shareholders or subscribers for the common shares have no personal liability for the debts and obligations of the Fund because of their status as shareholders or subscribers, except to the extent that the subscription price or other agreed consideration for the common shares has not been paid.

Under the Fund’s Charter, the Board of Directors is authorized to classify and reclassify any unissued common shares into other classes or series of stock and authorize the issuance of common shares without obtaining shareholder approval.

Common Stock—Shares in the Fund

The Common Shares issued in the offering are fully paid and non-assessable. Common Shares have no preemptive, conversion, exchange, appraisal or redemption rights, and each share has equal voting, dividend, distribution and liquidation rights. Shareholders are entitled to receive dividends if and when the Board of Directors declares dividends from funds legally available. Whenever preferred shares or borrowings are outstanding, common shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on the preferred shares and interest and principal payments on borrowings have been paid, and unless the applicable asset coverage requirements under the 1940 Act would be satisfied after giving effect to the distribution as described above.

In the event of the Fund’s liquidation, dissolution or winding up, the common shares would be entitled to share ratably in all of the Fund’s assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of any outstanding preferred shares.

Common shareholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that, assuming there are no preferred shares outstanding, the holders of more than 50% of the common shares will elect 100% of the directors then nominated for election if they choose to do so and, in such event, the holders of the remaining common shares will not be able to elect any directors.

The Fund’s Charter authorizes the Board of Directors to classify and reclassify any unissued common shares into other classes or series of stock. Prior to issuance of shares of each class or series, the Board of Directors is required by Maryland law and by the Fund’s Charter to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board of Directors could authorize the issuance of common shares with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of the common shares or otherwise be in their best interest. As of the date of this prospectus, the Fund has no plans to classify or reclassify any unissued common shares.

The Fund’s currently outstanding common shares are, and the Common Shares offered in this Prospectus will be, subject to notice of issuance, listed on the NYSE under the trading or “ticker” symbol “RSF.” Under the rules of the NYSE applicable to listed companies, the Fund will be required to hold an annual meeting of shareholders in each year.

The provisions of the 1940 Act generally require that the public offering price (less underwriting commissions and discounts) of common shares sold by a closed-end investment company must equal or exceed the NAV of such company’s common shares (calculated within 48 hours of the pricing of such offering), unless such a sale is made in connection with an offering to existing holders of shares of common stock or with the consent of a majority of its common shareholders. The Fund may, from time to time, seek the consent of common shareholders to permit the issuance and sale by the Fund of common shares at a price below the Fund’s then-current NAV, subject to certain conditions. If such consent is obtained, the Fund may, contemporaneous with and in no event more than one year following the receipt of such consent, sell common shares at a price below NAV in accordance with any conditions adopted in connection with the giving of such consent. Additional information regarding any consent of common shareholders obtained by the Fund and the applicable conditions imposed on the issuance and sale by the Fund of common shares at a price below NAV will be disclosed in the prospectus supplement relating to any such offering of common shares at a price below NAV. See also “—Subscription Rights” below.

Preferred Stock

The Fund’s Charter authorizes the Board of Directors to classify and reclassify any unissued common shares into other classes or series of stock, including preferred stock, without the approval of the common shareholders. Prior to issuance of any preferred shares, the Board of Directors is required by Maryland law and by the Fund’s Charter to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for such shares. Thus, the Board of Directors could authorize the issuance of preferred shares with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for common shareholders or otherwise be in their best interest. As of November 30, 2023, 1,656,000 shares of Series A Preferred Stock were outstanding and the Fund may, from time to time, issue additional preferred shares in the future.

Any issuance of preferred shares must comply with the requirements of the 1940 Act. Specifically, the Fund is not permitted under the 1940 Act to issue preferred stock unless immediately after such issuance the total asset value of the Fund’s portfolio is at least 200% of the liquidation value of the outstanding preferred stock. Among other requirements, including other voting rights, the 1940 Act requires that the holders of any preferred stock, voting separately as a single class, have the right to elect at least two directors at all times. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred stock would have the right to elect a majority of the Fund’s directors at any time two years’ dividends on any preferred stock are unpaid.

The Fund’s preferred shares, including Series A Preferred Stock, have complete priority over the common shares as to distribution of assets. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, preferred shareholders would be entitled to receive a preferential liquidating distribution before any distribution of assets is made to common shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, preferred shareholders would not be entitled to any further participation in any distribution of assets by the Fund. A consolidation or merger of the Fund with another fund or a sale of all or substantially all of the assets of the Fund shall not be deemed to be a liquidation, dissolution or winding up of the Fund.

The Fund’s preferred shares, including Series A Preferred Stock, are required to be voting shares and to have equal voting rights with common shares. Except as otherwise indicated in this prospectus of the SAI and except as otherwise required by applicable law, holders of Series A Preferred Stock would vote together with common shareholders as a single class.

The terms of the Fund’s preferred shares, including Series A Preferred Stock, provide that they may be redeemed by the issuer at certain times, in whole or in part, at the original purchase price per share plus accumulated but unpaid dividends. Any redemption or purchase of shares of preferred stock by the Fund will reduce the leverage applicable to common shares, while any issuance of preferred stock by the Fund would increase such leverage.

The applicable prospectus supplement will set forth whether or not the Preferred Shares offered in this Prospectus will be listed or traded on any securities exchange. If the Preferred Shares are not listed on a securities exchange, there may be no active secondary trading market for such shares and an investment in such shares may be illiquid.

The terms, if any, on which the preferred stock may be exchanged for or converted into shares of common stock or any other security and, if applicable, the conversion or exchange price, or how it will be calculated, and the conversion or exchange period will also be set forth in the applicable prospectus supplement.

Subscription Rights

The Fund may issue Rights to (i) common shareholders to purchase Common Shares and/or Preferred Shares or (ii) preferred shareholders to purchase Preferred Shares (subject to applicable law). Rights may be issued independently or together with any other offered Security and may or may not be transferable by the person purchasing or receiving the Rights. In connection with a Rights offering to common and/or preferred shareholders, the Fund would distribute certificates evidencing the Rights and a prospectus supplement, containing all of the material terms of the Rights agreement relating to such Rights (the “Subscription Rights Agreement”), to the Fund’s common or preferred shareholders, as applicable, as of the record date that the Fund sets for determining the shareholders eligible to receive Rights in such Rights offering.

The applicable prospectus supplement would describe the following terms of Rights in respect of which this Prospectus is being delivered:

●	the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

●	the title of such subscription Rights;

●	the exercise price for such Rights (or method of calculation thereof);

●	the number of such Rights issued in respect of each common share;

●	the number of Rights required to purchase a single preferred share;

●	the extent to which such Rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such Rights;

●	the date on which the right to exercise such Rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such Rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

●	any termination right the Fund may have in connection with such Rights offering;

●	the expected trading market, if any, for Rights; and

●	any other terms of such Rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such Rights.

Exercise of Rights. Each Right would entitle the holder of the Right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in, the prospectus supplement relating to the Rights offered thereby. Rights would be exercisable at any time up to the close of business on the expiration date for such Rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised Rights would become void.

Upon expiration of the Rights offering and the receipt of payment and the Rights certificate properly completed and duly executed at the corporate trust office of the Rights agent or any other office indicated in the prospectus supplement, the Fund would issue, as soon as practicable, the shares purchased as a result of such exercise. To the extent permissible under applicable law, the Fund may determine to offer any unsubscribed offered Securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.

Subscription Rights to Purchase Common and Preferred Stock

The Fund may issue Rights, which would entitle holders to purchase both Common Shares and Preferred Shares in a ratio to be set forth in the applicable prospectus supplement. In accordance with the 1940 Act, at least three subscription rights to purchase Common Shares would be required to subscribe for one Common Share. It is expected that Rights to purchase both Common Shares and Preferred Shares would require holders to purchase an equal number of Common Shares and Preferred Shares, and would not permit holders to purchase an unequal number of Common Shares or Preferred Shares, or purchase only Common Shares or only Preferred Shares. For example, such an offering might be structured such that three Rights would entitle an investor to purchase one Common Share and one Preferred Share, and such investor would not be able to choose to purchase only a Common Share or only a Preferred Share upon the exercise of his, her or its Rights.

The Common Shares and Preferred Shares issued pursuant to the exercise of any such Rights, however, would at all times be separately tradeable securities. Such Common Shares and Preferred Shares would not be issued as a “unit” or “combination” and would not be listed or traded as a “unit” or “combination” on a securities exchange, such as the NYSE, at any time. The applicable prospectus supplement will set forth additional details regarding an offering of Rights to purchase Common Shares and Preferred Shares.

Outstanding Securities [Table Text Block]

The following table provides information about the Fund’s outstanding securities as of November 30, 2023:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares	38,344,000	0	3,585,024
Series A Preferred Stock	1,656,000	0	1,656,000

Investment Strategy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Strategy Risks

The risks listed below specifically apply to the investments of the Fund. See “Structural and Market-Related Risks” for a discussion of additional risks associated with the Fund’s investments.

Asset Backed Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset-Backed Securities Risks. Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many borrowers on the underlying Alternative Credit default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

An investment in subordinated (residual) classes of asset-backed securities is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk, regulatory risk pertaining to the Fund’s ability to collect on such securities, platform performance risk and liquidity risk.

C L O Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLO Risk. The Fund’s investments in CLOs may be riskier than a direct investment in the debt or other securities of the underlying companies. When investing in CLOs, the Fund may invest in any level of a CLO’s subordination chain, including subordinated (lower-rated) tranches and residual interests (the lowest tranche). CLOs are typically highly levered and therefore, the junior debt and equity tranches that the Fund may invest in are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. In addition, the Fund will generally have the right to receive payments only from the CLOs, and will generally not have direct rights against the underlying borrowers or entities that sponsored the CLOs. Furthermore, the investments the Fund makes in CLOs are at times thinly traded or have only a limited trading market. As a result, investments in such CLOs may be characterized as illiquid securities.

Closed End Investment Companies Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Investment Companies Risk. The Fund invests in closed-end investment companies, including shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease.

In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s Common Shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

BDCs are a type of closed-end investment company that generally invest in less mature U.S. private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. While BDCs are expected to generate income in the form of dividends, certain BDCs during certain periods of time may not generate such income. The Fund will indirectly bear its proportionate share of any management fees and other operating expenses incurred by closed-end funds and BDCs in which it invests, and of any performance-based or incentive fees payable by the BDCs in which it invests, in addition to the expenses paid by the Fund.

Corporate Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate Debt Risks. Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P Global Ratings Services (“S&P”) or Baa or higher by Moody’s Investor Services, Inc. (“Moody’s”), or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories. The Fund may invest in both secured and unsecured corporate bonds. An unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer.

Credit and Interest Rate Analysis Risk. The Adviser is reliant in part on the borrower credit information provided to it or assigned by the platforms when selecting instruments for investment. To the extent a credit rating is assigned to each borrower by a platform, such rating may not accurately reflect the borrower’s actual creditworthiness. A platform may be unable, or may not seek, to verify all of the borrower information obtained by it, which it may use to determine such borrower’s credit rating. Borrower information on which platforms and lenders may rely may be outdated. In addition, certain information that the Adviser would otherwise seek may not be available, such as financial statements and other financial information. Furthermore, the Adviser may be unable to perform any independent follow-up verification with respect to a borrower to the extent the borrower’s name, address and other contact information is required to remain confidential. There is risk that a borrower may have supplied false or inaccurate information.

Although the Adviser conducts diligence on the credit scoring methodologies used by platforms from which the Fund purchases instruments, the Fund typically will not have access to all of the data that platforms utilize to assign credit scores to particular loans purchased directly or indirectly by the Fund, and will not confirm the truthfulness of such information or otherwise evaluate the basis for the platform’s credit score of those loans. In addition, the platforms’ credit decisions and scoring models are based on algorithms that could potentially contain programming or other errors or prove to be ineffective or otherwise flawed. This could adversely affect loan pricing data and approval processes and could cause loans to be mispriced or misclassified, which could ultimately have a negative impact on the Fund’s performance.

The interest rates on loans established by the platforms may have not been appropriately set. A failure to set appropriate rates on the loans may adversely impact the ability of the Fund to receive returns on its instruments that are commensurate with the risks associated with directly or indirectly owning such instruments. In addition, certain other information used by the platforms and the Adviser in making loan and investment decisions may be deficient and/or incorrect, which increases the risk of loss on the loan.

Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Default Risk. The ability of the Fund to generate income through its investment in loans is dependent upon payments being made by the borrower underlying such instruments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Securities Risk. The Fund may invest in fixed income securities. Fixed income securities generally represent the obligation of an issuer to repay to the investor (or lender) the amount borrowed plus interest over a specified time period. Fixed income securities increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. The issuer of a fixed income security may not be able to make interest and principal payments when due. This risk is increased in the case of issuers of high yield securities, also known as “junk bonds.” Securities of certain U.S. Government sponsored entities are neither issued nor guaranteed by the U.S. Government. Fixed income risks include components of the following additional risks:

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund. The Fund may invest in securities that are rated in the lowest investment grade category. Issuers of these securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. As a result of the credit profile of the borrowers and the interest rates on the Fund’s investment in loans, the delinquency and default experience on the these instruments may be significantly higher than those experienced by financial products arising from traditional sources of lending. Shareholders are urged to consider the highly risky nature of the credit quality of the Fund’s investment in loans when analyzing an investment in the Shares.

High Yield Securities Junk Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Securities/Junk Bond Risk. The Fund may invest in high yield securities, also known as “junk bonds.” High yield securities are not considered to be investment grade. High yield securities may provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The market for high yield securities is generally less active than the market for higher quality securities. This may limit the ability of the Fund to sell high yield securities at the price at which it is being valued for purposes of calculating NAV.

Government [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Government Risk. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. In addition, securities issued by Freddie Mac, Fannie Mae and Federal Home Loan Banks are not obligations of, or insured by, the U.S. Government. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price could fall. All U.S. Government obligations are subject to interest rate risk.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. The Fund’s share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of a shareholder’s investment in the Fund. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value. A rise in interest rates may negatively impact the Fund’s future income relating to leverage, as the Fund will be required to earn more income on its investments to recoup any increased costs of leverage.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions, as evidenced by the bank run on the Silicon Valley Bank Financial Group (“SVB”) causing it to be placed into receivership. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund (or an Investment Fund) will not be able to manage this risk effectively. It is yet to be determined how the bank run on SVB will fully impact the overall performance of the Fund or one or more of its portfolio investments and how similar events may affect the ability of the Fund to execute its investment strategy.

Libor Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR Risk. Certain of the Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates. In July of 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR at the end of 2021. Most LIBOR settings are no longer published as of December 31, 2021. Overnight and 12-month U.S. dollar LIBOR settings permanently ceased after publication on June 30, 2023. 1-, 3- and 6-month U.S. dollar LIBOR settings will continue to be published using a synthetic methodology until September 2024. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or NAV.

Sofr Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR Risk. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Sovereign Obligation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sovereign Obligation Risk. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts.

Fraud Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fraud Risk. The Fund is subject to the risk of fraudulent activity associated with the various parties involved in the Fund’s lending, including the platforms, banks, borrowers and third parties handling borrower and investor information. A platform’s resources, technologies and fraud prevention tools may be insufficient to accurately detect and prevent fraud. High profile fraudulent activity or significant increases in fraudulent activity could lead to regulatory intervention, negatively impact operating results, brand and reputation and lead the defrauded platform to take steps to reduce fraud risk, which could increase costs.

Funding Bank Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Funding Bank Risk. Multiple banks may originate loans for lending platforms. If such a bank were to suspend, limit or cease its operations or a platform’s relationship with a bank were to otherwise terminate, such platform would need to implement a substantially similar arrangement with another funding bank, obtain additional state licenses or curtail its operations. The Fund is dependent on the continued success of the platforms that originate the Fund’s investment in loans. If such platforms were unable or impaired in their ability to operate their lending business, the Adviser may be required to seek alternative sources of investments (e.g., loans originated by other platforms), which could adversely affect the Fund’s performance and/or prevent the Fund from pursuing its investment objective and strategies.

Geographic Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Concentration Risk. The Fund is not subject to any geographic restrictions when investing in loans and therefore could be concentrated in a particular state or region. A geographic concentration of the Fund’s investment in loans may expose the Fund to an increased risk of loss due to risks associated with certain regions. In the event that a significant portion of the pool of the Fund’s investment in loans is comprised of loans owed by borrowers resident or operating in certain states, economic conditions, localized weather events, environmental disasters, natural disasters or other factors affecting these states in particular could adversely impact the delinquency and default experience of the loans and could impact Fund performance. Further, the concentration of the loans in one or more states would have a disproportionate effect on the Fund if governmental authorities in any of those states took action against the platforms lending in such states.

Information Technology Risk. Because the Fund relies on electronic systems maintained by the custodian and the platforms to maintain records and evidence ownership of such loans and to service and administer loans (as applicable) it is susceptible to risks associated with such electronic systems. These risks include, among others: power loss, computer systems failures and Internet, telecommunications or data network failures; operator negligence or improper operation by, or supervision of, employees; physical and electronic loss of data or security breaches, misappropriation and similar events; computer viruses; cyber attacks, intentional acts of vandalism and similar events; and hurricanes, fires, floods and other natural disasters. The Adviser is also reliant on information technology to facilitate the loan acquisition process. Any failure of such technology could have a material adverse effect on the ability of the Adviser to acquire loans and therefore may impact the performance of the Fund. Any delays in receiving the data provided by such technology could also impact, among other things, the valuation of the portfolio of loans.

Investments In Platforms Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Platforms Risk. The platforms in which the Fund may invest may have a higher risk profile and be more volatile than companies engaged in lines of business with a longer, established history and such investments should be viewed as longer term investments. The Fund may invest in listed or unlisted equity securities of platforms or make loans directly to the platforms. Investments in unlisted equity securities, by their nature, generally involve a higher degree of valuation and performance uncertainties and liquidity risks than investments in listed equity securities. The success of a platform is dependent upon payments being made by the borrowers of loans originated by the platform. Any increase in default rates on a platform’s loans could adversely affect the platform’s profitability and, therefore, the Fund’s investments in the platform.

Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity Risk. Alternative Credit investments generally have a maturity between six months to five years. Investors acquiring Alternative Credit investments and other Alternative Credit Instruments directly through platforms and hoping to recoup their entire principal must generally hold their loans through maturity. Alternative Credit investments and other Alternative Credit Instruments may not be registered under the Securities Act, and are not listed on any securities exchange. Accordingly, those Alternative Credit Instruments may not be transferred unless they are first registered under the Securities Act and all applicable state or foreign securities laws or the transfer qualifies for exemption from such registration. A reliable secondary market has yet to develop, nor may one ever develop, for Alternative Credit investments and such other Alternative Credit Instruments and, as such, these investments should be considered illiquid. Until an active secondary market develops, the Fund intends to primarily hold its Alternative Credit investments until maturity. The Fund may not be able to sell any of its Alternative Credit Instruments even under circumstances when the Adviser believes it would be in the best interests of the Fund to sell such investments. In such circumstances, the overall returns to the Fund from its Alternative Credit Instruments may be adversely affected. Moreover, certain Alternative Credit Instruments are subject to certain additional significant restrictions on transferability. Although the Fund may attempt to increase its liquidity by borrowing from a bank or other institution, its assets may not readily be accepted as collateral for such borrowing.

The Fund may also invest without limitation in securities that, at the time of investment, are illiquid, as determined by using the SEC’s standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities may also be more difficult to value, especially in challenging markets.

Limited Operating History Of Platforms Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History of Platforms Risk. Many of the platforms, and alternative credit in general, are in the early stages of development and have a limited operating history. As a result, there is a lack of significant historical data regarding the performance of Alternative Credit and the long term outlook of the industry is uncertain. In addition, because Alternative Credit investments are originated using a lending method on a platform that has a limited operating history, borrowers may not view or treat their obligations on such loans as having the same significance as loans from traditional lending sources, such as bank loans.

Market Discount [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Discount. Common stock of closed-end funds frequently trades at a discount from its NAV. This risk may be greater for investors selling their shares in a relatively short period of time after completion of the initial offering. The Fund’s Common Shares may trade at a price that is less than the initial offering price. This risk would also apply to the Fund’s investments in closed-end funds.

Alternative Credit And Pass Through Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Alternative Credit and Pass-Through Notes Risk. Alternative Credit Instruments are generally not rated and constitute a highly risky and speculative investment, similar to an investment in “junk” bonds. There can be no assurance that payments due on underlying Alternative Credit investments will be made. The Shares therefore should be purchased only by investors who could afford the loss of the entire amount of their investment.

A substantial portion of the Alternative Credit in which the Fund may invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. Accordingly, the platforms and any third-party collection agencies will be limited in their ability to collect on defaulted Alternative Credit. With respect to Alternative Credit secured by collateral, there can be no assurance that the liquidation of any such collateral would satisfy a borrower’s obligation in the event of a default under its Alternative Credit.

Furthermore, Alternative Credit may not contain any cross-default or similar provisions. To the extent an Alternative Credit investment does not contain a cross-default provision, the loan will not be placed automatically in default upon that borrower’s default on any of the borrower’s other debt obligations, unless there are relevant independent grounds for a default on the loan. In addition, the Alternative Credit investment will not be referred to a third-party collection agency for collection because of a borrower’s default on debt obligations other than the Alternative Credit investment. If a borrower first defaults on debt obligations other than the Alternative Credit investment, the creditors to such other debt obligations may seize the borrower’s assets or pursue other legal action against the borrower, which may adversely impact the ability to recoup any principal and interest payments on the Alternative Credit investment if the borrower subsequently defaults on the loan. In addition, an operator of a platform is generally not required to repurchase Alternative Credit investments from a lender except under very narrow circumstances, such as in cases of verifiable identity fraud by the borrower.

Borrowers may seek protection under federal bankruptcy law or similar laws. If a borrower files for bankruptcy (or becomes the subject of an involuntary petition), a stay will go into effect that will automatically put any pending collection actions on hold and prevent further collection action absent bankruptcy court approval. Whether any payment will ultimately be made or received on an Alternative Credit investment after bankruptcy status is declared depends on the borrower’s particular financial situation and the determination of the court.

As Pass-Through Notes generally are pass-through obligations of the operators of the lending platforms, and are not direct obligations of the borrowers under the underlying Alternative Credit investment originated by such platforms, holders of certain Pass-Through Notes are exposed to the credit risk of the operator. An operator that becomes subject to bankruptcy proceedings may be unable to make full and timely payments on its Pass-Through Notes even if the borrowers of the underlying Alternative Credit investment timely make all payments due from them. There may be a delay between the time the Fund commits to purchase a Pass-Through Note and the issuance of such note and, during such delay, the funds committed to such an investment will not be available for investment in other Alternative Credit Instruments. Because the funds committed to an investment in Pass-Through Notes do not earn interest until the issuance of the note, the delay in issuance will have the effect of reducing the effective rate of return on the investment.

Mortgage Backed Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage-Backed Securities Risks. Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. The Fund invests in mortgage-backed securities and is subject to the following risks.

Credit And Market Risks Of Mortgage Backed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit and Market Risks of Mortgage-Backed Securities. The mortgage loans or the guarantees underlying mortgage-backed securities may default or otherwise fail leading to non-payment of interest and principal.

Collateralized Mortgage Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collateralized Mortgage Obligations. There are certain risks associated specifically with CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities, which utilize estimates of future economic conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. CMOs issued by private entities are not guaranteed by any government agency; if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Market Disruption Geopolitical And Climate Change Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption, Geopolitical and Climate Change Risks. The Fund may be adversely affected by uncertainties and events around the world, such as terrorism, political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which they are invested. Assets of issuers, including those held in the Fund’s portfolio, could be direct targets, or indirect casualties, of an act of terrorism.

International war or conflicts (including Russia's invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.

Climate change poses long-term threats to physical and biological systems. Potential hazards and risks related to climate change for a State or municipality include, among other things, wildfires, rising sea levels, more severe coastal flooding and erosion hazards, and more intense storms. Storms in recent years have demonstrated vulnerabilities in a State's or municipality's infrastructure to extreme weather events. Climate change risks, if they materialize, can adversely impact a State's or municipality's financial plan in current or future years. In addition, economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may not ever recover their value. Large wildfires driven by high winds and prolonged drought may devastate businesses and entire communities and may be very costly to any business found to be responsible for the fire. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change.

These losses could adversely affect the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of municipal securities. Since property and security values are driven largely by buyers' perceptions, it is difficult to know the time period over which these market effects might unfold.

Pandemic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Pandemic Risk. In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. The outbreak of COVID-19 and its variants resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. This outbreak negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. On May 5, 2023, the World Health Organization declared the end of the global emergency status for COVID-19. The United States subsequently ended the federal COVID-19 public health emergency declaration effective May 11, 2023. Although vaccines for COVID-19 are widely available, it is unknown how long certain circumstances related to the pandemic will persist, whether they will reoccur in the future, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Platform Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Platform Concentration Risk. The Fund may invest 25% or more of its Managed Assets in Alternative Credit originated from one or a limited number of platform(s). A concentration in select platforms may subject the Fund to increased dependency and risks associated with those platforms than it would otherwise be subject to if it were more broadly diversified across a greater number of platforms. The Fund’s concentration in certain platforms may expose it to increased risk of default and loss on the Alternative Credit in which it invests through such platforms if such platforms have, among other characteristics, lower borrower credit criteria or other minimum eligibility requirements, or have deficient procedures for conducting credit and interest rate analyses as part of their loan origination processes, relative to other platforms. In addition, the fewer platforms through which the Fund invests, the greater the risks associated with those platforms changing their arrangements will become.

Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Stock Risk. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stocks may not pay dividends, an issuer may suspend payment of dividends on U.S. preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. Declining common stock values may also cause the value of the Fund’s investments in preferred stock to decline.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk. Borrowers may decide to prepay all or a portion of the remaining principal amount due under a borrower loan at any time without penalty (unless the underlying loan agreements provide for prepayment penalties as may be the case in certain non-consumer Alternative Credit). In the event of a prepayment of the entire remaining unpaid principal amount of a loan, the Fund will receive such prepayment amount, but further interest will not accrue on the loan after the principal has been paid in full. If the borrower prepays a portion of the remaining unpaid principal balance, interest will cease to accrue on such prepaid portion, and the Fund will not receive all of the interest payments that the Adviser may have originally expected to receive on the loan.

Private Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Investment Funds Risk. The Fund, as a direct and indirect holder of securities issued by private investment funds, will bear a pro rata share of the vehicles’ expenses, including management and performance fees. The performance fees charged by certain private investment funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance fee. Furthermore, private investment fund are subject to specific risks, depending on the nature of the vehicle, and also may employ leverage such that their returns are more than one times that of their benchmark which could amplify losses suffered by the Fund when compared to unleveraged investments. Shareholders of the private investment fund are not entitled to the protections of the 1940 Act.

Real Estate Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Investment Risk. The Fund invests in Real Estate Companies, such as REITs, which expose investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments and is characterized by intense competition and periodic overbuilding. Many Real Estate Companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s losses. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively affect a Real Estate Company’s ability to meet its payment obligations or its financing activity and could decrease the market prices for REITs and for properties held by such REITs. In addition, to the extent a Real Estate Company has its own expenses, the Fund (and indirectly, its shareholders) will bear its proportionate share of such expenses. Real Estate Companies may be subject to concentration risk, interest rate risk, leverage risk, illiquidity risk and regulatory risks associated with applicable domestic and foreign laws.

Regulatory And Other Risks Associated With Platforms And Alternative Credit [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory and Other Risks Associated with Platforms and Alternative Credit. The platforms through which Alternative Credit are originated are subject to various statutes, rules and regulations issued by federal, state and local government authorities. A failure to comply with the applicable laws, rules and regulations may, among other things, subject the platform or its related entities to certain registration requirements with government authorities and result in the payment of any penalties and fines; result in the revocation of their licenses; cause the loan contracts originated by the platform to be voided or otherwise impair the enforcement of such loans; and subject them to potential civil and criminal liability, class action lawsuits and/or administrative or regulatory enforcement actions. Any of the foregoing could have a material adverse effect on a platform’s financial condition, results of operations or ability to perform its obligations with respect to its lending business or could otherwise result in modifications in the platform’s methods of doing business which could impair the platform’s ability to originate or service Alternative Credit or collect on Alternative Credit.

Alternative Credit industry participants, including platforms, may be subject in certain cases to increased risk of litigation alleging violations of federal and state laws and regulations and consumer law torts, including unfair or deceptive practices. Moreover, Alternative Credit generally are written using standardized documentation. Thus, many borrowers may be similarly situated in so far as the provisions of their respective contractual obligations are concerned. Accordingly, allegations of violations of the provisions of applicable federal or state consumer protection laws could potentially result in a large class of claimants asserting claims against the platforms and other related entities. However, some borrower agreements contain arbitration provisions that would possibly limit or preclude class action litigation with respect to claims of borrowers. As noted above, each of the platforms through which the Fund may invest may adhere to a novel or different business model, resulting in uncertainty as to the regulatory environment applicable to a particular platform and the Fund.

If the platforms’ ability to be the assignee and beneficiary of a funding bank’s ability to export the interest rates, and related terms and conditions, permitted under the laws of the state where the bank is located to borrowers in other states was determined to violate applicable lending laws, this could subject the platforms to the interest rate restrictions, and related terms and conditions, of the lending or usury laws of each of the states in which it operates. The result would be a complex patchwork of regulatory restrictions that could materially and negatively impact the platforms’ operations and ability to operate, in which case they may be forced to terminate or significantly alter their business and activities, resulting in a reduction in the volume of loans available for investment for lenders such as the Fund.

In addition, numerous statutory provisions, including federal bankruptcy laws and related state laws, may interfere with or affect the ability of a creditor to enforce an Alternative Credit investment. It is possible that a period of adverse economic conditions resulting in high defaults and delinquencies on Alternative Credit will increase the potential bankruptcy risk to platforms and its related entities. The regulatory environment applicable to platforms and their related entities may be subject to periodic changes. Any such changes could have an adverse effect on the platforms’ and related entities’ costs and ability to operate. The platforms would likely seek to pass through any increase in costs to lenders such as the Fund. Further, changes in the regulatory application or judicial interpretation of the laws and regulations applicable to financial institutions generally and alternative credit in particular also could impact the manner in which the alternative credit industry conducts its business. The regulatory environment in which financial institutions operate has become increasingly complex and robust, and supervisory efforts to apply relevant laws, regulations and policies have become more intense.

Risk Of Adverse Market And Economic Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Adverse Market and Economic Conditions. Alternative Credit default rates, and Alternative Credit generally, may be significantly affected by economic downturns or general economic conditions beyond the control of any borrowers. In particular, default rates on Alternative Credit may increase due to factors such as prevailing interest rates, the rate of unemployment, the level of consumer confidence, residential real estate values, the value of the U.S. dollar, energy prices, changes in consumer spending, the number of personal bankruptcies, disruptions in the credit markets and other factors. A significant downturn in the economy could cause default rates on Alternative Credit to increase. A substantial increase in default rates, whether due to market and economic conditions or otherwise, could adversely impact the viability of the overall alternative credit industry.

Risks Of Concentration In The Financials Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Concentration in the Financials Sector. A fund concentrated in a single industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes. Thus, the Fund’s concentration in securities of companies within industries in the financial sector may make it more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition.

Risk Of Inadequate Guarantees And Or Collateral Of Alternative Credit [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Inadequate Guarantees and/or Collateral of Alternative Credit. To the extent that the obligations under an Alternative Credit investment are guaranteed by a third-party, there can be no assurance that the guarantor will perform its payment obligations should the underlying borrower to the loan default on its payments. Similarly, to the extent an Alternative Credit investment is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the Alternative Credit investment. In addition, if it becomes necessary to recover and liquidate any collateral with respect to a secured Alternative Credit investment, it may be difficult to sell such collateral and there will likely be associated costs that would reduce the amount of funds otherwise available to offset the payments due under the loan. If a borrower of a secured Alternative Credit investment enters bankruptcy, an automatic stay of all proceedings against such borrower’s property will be granted. This stay will prevent any recovery and liquidation of the collateral securing such loan, unless relief from the stay can be obtained from the bankruptcy court. There is no guarantee that any such relief will be obtained. Significant legal fees and costs may be incurred in attempting to obtain relief from a bankruptcy stay from the bankruptcy court and, even if such relief is ultimately granted, it may take several months or more to obtain.

Risk Of Regulation As An Investment Company Or An Investment Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Regulation as an Investment Company or an Investment Adviser. If platforms or any related entities are required to register as investment companies under the 1940 Act or as investment advisers under the Investment Advisers Act of 1940, their ability to conduct business may be materially adversely affected, which may result in such entities being unable to perform their obligations with respect to their Alternative Credit investments, including applicable indemnity, guaranty, repurchasing and servicing obligations, and any contracts entered into by a platform or related entity while in violation of the registration requirements may be voidable.

Risks Associated With Recent Events In The Alternative Credit Industry [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Recent Events in the Alternative Credit Industry. The alternative credit industry is heavily dependent on investors for liquidity and at times during the recent past, there has been some decreasing interest from institutional investors in purchasing Alternative Credit (due both to yield and performance considerations as well as reactions to platform and industry events described below), causing some platforms to increase rates. In addition, there is concern that a weakening credit cycle could stress servicing of Alternative Credit and result in significant losses.

In early 2016, concerns were raised pertaining to certain loan identification practices and other compliance related issues of LendingClub. Those resulted in top management changes at LendingClub and class action lawsuits being filed against LendingClub after its stock precipitously dropped, and as a result, increased volatility in the industry and caused some institutional investors to retrench from purchasing Alternative Credit Instruments, either from LendingClub specifically or in general with respect to any Alternative Credit Instruments. LendingClub entered into a settlement with the SEC in September 2018 related to these events. While the industry has stabilized after these events, the occurrence of any additional negative business practices involving an alternative credit platform, or the inability for alternative credit platforms to assure investors and other market participants of its ability to conduct business practices acceptable to borrowers and investors, may significantly and adversely impact the platforms and/or the alternative credit industry as a whole and, therefore, the Fund’s investments in Alternative Credit Instruments.

There has been increased regulatory scrutiny of the Alternative Credit industry, including in white papers issued by the U.S. Department of the Treasury and the OCC and in state investigations into Alternative Credit platforms. In addition, an increasing number of lawsuits have been filed in various states alleging that Alternative Credit platforms are the true lenders and not the funding banks. It is possible that litigation or regulatory actions may challenge funding banks’ status as a loan’s true lender, and if successful, platform operators or loan purchasers may become subject to state licensing and other consumer protection laws and requirements. If the platform operators or subsequent assignees of the loans were found to be the true lender of the loans, the loans could be void or voidable or subject to rescission or reduction of principal or interest paid or to be paid in whole or in part or subject to damages or penalties.

Servicer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Servicer Risk. The Fund expects that all of its direct and indirect investments in loans originated by alternative credit platforms will be serviced by a platform or a third-party servicer. However, the Fund’s investments could be adversely impacted if a platform that services the Fund’s investments becomes unable or unwilling to fulfill its obligations to do so. In the event that the servicer is unable to service the loans, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments. If the servicer becomes subject to a bankruptcy or similar proceeding, there is some risk that the Fund’s investments could be re-characterized as secured loans from the Fund to the platform, which could result in uncertainty, costs and delays from having the Fund’s investment deemed part of the bankruptcy estate of the platform, rather than an asset owned outright by the Fund. To the extent the servicer becomes subject to a bankruptcy or similar proceeding, there is a risk that substantial losses will be incurred by the Fund.

Small And Mid Capitalization Investing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small and Mid-Capitalization Investing Risk. The Fund may gain exposure to the securities of small capitalization companies, mid-capitalization companies and recently organized companies. For example, the Fund may invest in securities of alternative credit platforms or may gain exposure to other small capitalization, mid-capitalization and recently organized companies through investments in the borrowings of such companies facilitated through an alternative credit platform. Historically, such investments, and particularly investments in smaller capitalization companies, have been more volatile in price than those of larger capitalized, more established companies.

S M E Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SME Loans Risk. The businesses of SME loan borrowers may not have steady earnings growth, may be operated by less experienced individuals, may have limited resources and may be more vulnerable to adverse general market or economic developments, among other concerns, which may adversely affect the ability of such borrowers to make principal and interest payments on the SME loans. Certain SMEs may be unable to effectively access public equity or debt markets. The average interest rate charged to, or required of, such obligors generally is higher than that charged by commercial banks and other institutions providing traditional sources of credit or that set by the debt market. These traditional sources of credit typically impose more stringent credit requirements than the loans provided by certain platforms through which the Fund may make its investments.

Specialty Finance And Other Financial Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Specialty Finance and Other Financial Companies Risk. The profitability of specialty finance and other financial companies is largely dependent upon the availability and cost of capital funds, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. Any impediments to a specialty finance or other financial company’s access to capital markets, such as those caused by general economic conditions or a negative perception in the capital markets of the company’s financial condition or prospects, could adversely affect such company’s business. From time to time, severe competition may also affect the profitability of specialty finance and other financial companies.

Specialty finance and other financial companies are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance based upon the availability and cost of capital and prevailing interest rates. In addition, credit and other losses resulting from the financial difficulties of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Credit losses or mergers, acquisitions, or bankruptcies of financial firms could make it difficult for specialty finance and other financial companies to obtain financing on favorable terms or at all, which would seriously affect the profitability of such firms. Furthermore, accounting rule changes, including with respect to the standards regarding the valuation of assets, consolidation in the financial industry and additional volatility in the stock market have the potential to significantly impact specialty finance companies as well.

Specialty finance and other financial companies in general are subject to extensive governmental regulation, which may change frequently. Regulatory changes could cause business disruptions or result in significant loss of revenue to companies in which the Fund invests, and there can be no assurance as to the actual impact that these laws and their regulations will have on the financial markets and the Fund’s investments in specialty finance and other financial companies. Specialty finance and other financial companies in a given country may be subject to greater governmental regulation than many other industries, and changes in governmental policies and the need for regulatory approval may have a material effect on the services offered by companies in the financial services industry. Governmental regulation may limit both the financial commitments banks can make, including the amounts and types of loans, and the interest rates and fees they can charge. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls and price controls.

Under current regulations of the SEC, the Fund may not invest more than 5% of its total assets in the securities of any company that derives more than 15% of its gross revenues from securities brokerage, underwriting or investment management activities. In addition, the Fund may not acquire more than 5% of the outstanding equity securities, or more than 10% of the outstanding principal amount of debt securities, of any such company. This may limit the Fund’s ability to invest in certain specialty finance and other financial companies.

Banks may invest and operate in an especially highly regulated environment and are subject to extensive supervision by numerous federal and state regulatory agencies including, but not limited to, the Federal Reserve Board, the Federal Deposit Insurance Corporation and state banking authorities. Changes in regulations and governmental policies and accounting principles could adversely affect the business and operations of banks in which the Fund invests.

Savings institutions frequently have a large proportion of their assets in the form of loans and securities secured by residential real estate. As a result, the financial condition and results of operations of such savings institutions would likely be affected by the conditions in the residential real estate markets in the areas in which these savings institutions do business.

Leasing companies can be negatively impacted by changes in tax laws which affect the types of transactions in which such companies engage.

The performance of the Fund’s investments in insurance companies will be subject to risk from several additional factors. The earnings of insurance companies will be affected by, in addition to general economic conditions, pricing (including severe pricing competition from time to time), claims activity and marketing competition. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies’ policy sales, tax obligations and profitability.

S P A C Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SPAC Risks. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

The officers and directors of a SPAC may operate multiple SPACs and could have conflicts of interest in determining to which SPAC a particular business opportunity should be presented. In such circumstances, there can be no assurance that a given business opportunity would be presented to the SPAC in which the Fund holds an investment.

Student Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Student Loans Risk. In general, the repayment ability of borrowers of student loans, as well as the rate of prepayments on student loans, may be influenced by a variety of economic, social, competitive and other factors, including changes in interest rates, the availability of alternative financings, regulatory changes affecting the student loan market and the general economy. For instance, certain student loans may be made to individuals who generally have higher debt burdens than other individual borrowers (such as students of post-secondary programs). The effect of the foregoing factors is impossible to predict.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. Many of the Fund’s investments may be difficult to value. Where market quotations are not readily available or deemed unreliable, the Fund will value such investments in accordance with fair value procedures adopted by the Board of Directors. Valuation of illiquid investments may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. An instrument that is fair valued may be valued at a price higher or lower than the value determined by other funds using their own fair valuation procedures. Prices obtained by the Fund upon the sale of such investments may not equal the value at which the Fund carried the investment on its books, which would adversely affect the NAV of the Fund.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk. The treatment of Alternative Credit and other Alternative Credit Instruments for tax purposes is uncertain. In addition, changes in tax laws or regulations, or interpretations thereof, in the future could adversely affect the Fund, including its ability to qualify as a regulated investment company, or the participants in the alternative credit industry. Investors should consult their tax advisors as to the potential tax treatment of shareholders.

The Fund intends to elect to be treated as a regulated investment company for federal income tax purposes. In order to qualify for such treatment, the Fund will need to meet certain organization, income, diversification and distribution tests. The Fund has adopted policies and guidelines that are designed to enable the Fund to meet these tests, which will be tested for compliance on a regular basis for the purposes of being treated as a regulated investment company for federal income tax purposes. However, some issues related to qualification as a regulated investment company are open to interpretation. For example, the Fund intends to primarily invest in whole loans originated by alternative credit platforms. The Fund has taken the position that the issuer of such loans will be the identified borrowers in the loan documentation. The IRS, however, could disagree and successfully assert that the alternative credit platforms should be viewed as the issuer of the loans. If the IRS prevailed, the Fund would need to determine whether treating the alternative credit platforms as the issuer would cause the Fund to fail the regulated investment company diversification tests. If, for any taxable year, the Fund did not qualify as a regulated investment company for U.S. federal income tax purposes, it would be treated as a U.S. corporation subject to U.S. federal income tax at the Fund level, and possibly state and local income tax, and distributions to shareholders would not be deductible by the Fund in computing its taxable income.

Anti Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Provisions. Maryland law and the Fund’s Charter and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status, including the adoption of a staggered Board of Directors and the supermajority voting requirements. These provisions could deprive the shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares or at NAV.

Controlling Shareholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Controlling Shareholder Risk. The Common Shares may be held by a shareholder, such as a RiverNorth Fund, or a group of shareholders that may own a significant percentage of the Fund for an indefinite period of time. As long as a RiverNorth Fund holds a substantial amount of the Fund’s Common Shares, it may be able to exercise a controlling influence in matters submitted to a vote of shareholders. The ability to exercise a controlling influence over the Fund may result in conflicts of interest because, among other things, the Adviser is the investment adviser of the Fund and each of the RiverNorth Funds. Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risks. The Fund currently intends to make distributions to common shareholders on a monthly basis in an amount equal to 10% annually of the Fund’s NAV per Common Share. These fixed distributions are not related to the amount of the Fund’s net investment income or net realized capital gains. If, for any monthly distribution, net investment income and net realized capital gains were less than the amount of the distribution, the difference would be distributed from the Fund’s assets. The Fund’s distribution rate is not a prediction of what the Fund’s actual total returns will be over any specific future period.

A portion or all of any distribution of the Fund may consist of a return of capital. A return of capital represents the return of a shareholder’s original investment in the Common Shares and should not be confused with a dividend from profits and earnings. Such distributions are generally not treated as taxable income for the investor. Instead, shareholders will experience a reduction in the basis of their Common Shares, which may increase the taxable capital gain, or reduce capital loss, realized upon the sale of such Common Shares. Upon a sale of their Common Shares, shareholders generally will recognize capital gain or loss measured by the difference between the sale proceeds received by the shareholder and the shareholder’s federal income tax basis in the Common Shares sold, as adjusted to reflect return of capital. It is possible that a return of capital could cause a shareholder to pay a tax on capital gains with respect to Common Shares that are sold for an amount less than the price originally paid for them. Shareholders are advised to consult with their own tax advisers with respect to the tax consequences of their investment in the Fund. The Fund’s distribution policy may result in the Fund making a significant distribution in December of each year in order to maintain the Fund’s status as a regulated investment company. Depending upon the income of the Fund, such a year-end distribution may be taxed as ordinary income to investors.

Inflation Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation/Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of Shares and distributions can decline. Deflation risk is the risk that prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risks. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV. The leverage costs may be greater than the Fund’s return on the underlying investments made from the proceeds of leverage. The Fund’s leveraging strategy may not be successful.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risks. Although the Common Shares are listed on the NYSE, there might be no or limited trading volume in the Fund’s Shares. Moreover, there can be no assurance that the Fund will continue to meet the listing eligibility requirements of a national securities exchange. Accordingly, investors may be unable to sell all or part of their Common Shares in a particular timeframe. Common Shares in the Fund are therefore suitable only for investors that can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment. In addition, although the Fund conducts quarterly repurchase offers of its Common Shares there is no guarantee that all tendered Common Shares will be accepted for repurchase or that shareholders will be able to sell all of the Common Shares they desire in a quarterly repurchase offer. In certain instances, repurchase offers may be suspended or postponed.

Unlike open-end funds (commonly known as mutual funds) which generally permit redemptions on a daily basis, Common Shares will not be redeemable at an investor’s option (other than pursuant to the Fund’s repurchase policy, as defined below). The NAV of the Common Shares may be volatile. The Fund is designed for long-term investors and not as a trading vehicle. Moreover, the Common Shares will not be eligible for “short sale” transactions or other directional hedging products.

Management Risk And Reliance On Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk and Reliance on Key Personnel. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Adviser’s judgments about the attractiveness, value and potential appreciation of an alternative credit platform or individual security in which the Fund invests may prove to be incorrect. In addition, the implementation of the Fund’s investment strategies depends upon the continued contributions of certain key employees of the Adviser, some of whom have unique talents and experience and would be difficult to replace.

Potential Conflicts Of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest. The Adviser manages and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund, and as a result, may face conflicts of interest regarding the implementation of the Fund’s strategy and allocation between funds and accounts. This may limit the Fund’s ability to take full advantage of the investment opportunity or affect the market price of the investment. The Adviser may also have incentives to favor one account over another due to different fees paid to such accounts. While the Adviser has adopted policies and procedures that address these potential conflicts of interest, there is no guarantee that the policies will be successful in mitigating the conflicts of interest that arise. In addition, the Fund’s use of leverage will increase the amount of fees paid to the Adviser, creating a financial incentive for the Adviser to leverage the Fund.

Regulation As Lender Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulation as Lender Risk. The loan industry is highly regulated and loans made through lending platforms are subject to extensive and complex rules and regulations issued by various federal, state and local government authorities. One or more regulatory authorities may assert that the Fund, when acting as a lender under the platforms, is required to comply with certain laws or regulations which govern the consumer or commercial (as applicable) loan industry. If the Fund were required to comply with additional laws or regulations, it would likely result in increased costs for the Fund and may have an adverse effect on its results or operations or its ability to invest in Alternative Credit and certain Alternative Credit Instruments. In addition, although in most cases the Fund is not currently required to hold a license in connection with the acquisition and ownership of Alternative Credit, certain states require (and other states could in the future take a similar position) that lenders under alternative credit platforms or holders of Alternative Credit investments be licensed. Such a licensing requirement could subject the Fund to a greater level of regulatory oversight by state governments as well as result in additional costs for the Fund. If required but unable to obtain such licenses, the Fund may be forced to cease investing in loans issued to borrowers in the states in which licensing may be required. To the extent required or determined to be necessary or advisable, the Fund intends to obtain such licenses in order to pursue its investment strategy.

Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risks. Repurchases of Common Shares will reduce the amount of outstanding Common Shares and, thus, the Fund’s net assets. To the extent that additional Common Shares are not sold, a reduction in the Fund’s net assets may increase the Fund’s expense ratio (subject to the Adviser’s reimbursement of expenses) and limit the investment opportunities of the Fund.

If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of the Common Shares tendered by each shareholder. In addition, because of the potential for such proration, shareholders may tender more Common Shares than they may wish to have repurchased in order to ensure the repurchase of a specific number of their Common Shares, increasing the likelihood that other shareholders may be unable to liquidate all or a given percentage of their investment in the Fund. To the extent shareholders have the ability to sell their Common Shares to the Fund pursuant to a repurchase offer, the price at which a shareholder may sell Common Shares, which will be the NAV per Common Share most recently determined as of the last day of the offer, may be lower than the price that such shareholder paid for its Common Shares.

The Fund may find it necessary to hold a portion of its net assets in cash or other liquid assets, sell a portion of its portfolio investments or borrow money in order to finance any repurchases of its Common Shares. The Fund may accumulate cash by holding back (i.e., not reinvesting or distributing to shareholders) payments received in connection with the Fund’s investments, which could potentially limit the ability of the Fund to generate income. The Fund also may be required to sell its more liquid, higher quality portfolio investments to purchase Common Shares that are tendered, which may increase risks for remaining shareholders and increase Fund expenses. Although most, if not all, of the Fund’s investments are expected to be illiquid and the secondary market for such investments is likely to be limited, the Fund believes it would be able to find willing purchasers of its investments if such sales were ever necessary to supplement such cash generated by payments received in connection with the Fund’s investments. However, the Fund may be required to sell such investments during times and at prices when it otherwise would not, which may cause the Fund to lose money. The Fund may also borrow money in order to meet its repurchase obligations. There can be no assurance that the Fund will be able to obtain financing for its repurchase offers. If the Fund borrows to finance repurchases, interest on any such borrowings will negatively affect shareholders who do not tender their Common Shares in a repurchase offer by increasing the Fund’s expenses (subject to the Adviser’s reimbursement of expenses) and reducing any net investment income. The purchase of Common Shares by the Fund in a repurchase offer may limit the Fund’s ability to participate in new investment opportunities.

In the event a shareholder chooses to participate in a repurchase offer, the shareholder will be required to provide the Fund with notice of intent to participate prior to knowing what the repurchase price will be on the repurchase date. Although the shareholder may have the ability to withdraw a repurchase request prior to the repurchase date, to the extent the shareholder seeks to sell Common Shares to the Fund as part of a repurchase offer, the shareholder will be required to do so without knowledge of what the repurchase price of the Common Shares will be on the repurchase date. It is possible that general economic and market conditions could cause a decline in the NAV per Common Share prior to the repurchase date.

Risks Associated With Additional Offerings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Additional Offerings. There are risks associated with offerings of additional common or preferred shares of the Fund. The voting power of current shareholders will be diluted to the extent that current shareholders do not purchase shares in any future offerings of shares or do not purchase sufficient shares to maintain their percentage interest. In addition, the sale of shares in an offering may have an adverse effect on prices in the secondary market for the Fund’s shares by increasing the number of shares available, which may put downward pressure on the market price of the Fund’s Shares. These sales also might make it more difficult for the Fund to sell additional equity securities in the future at a time and price the Fund deems appropriate.

In the event any series of fixed rate preferred shares are issued and such shares are intended to be listed on an exchange, prior application will have been made to list such shares. During an initial period, which is not expected to exceed 30 days after the date of its initial issuance, such shares may not be listed on any securities exchange. During such period, the underwriters may make a market in such shares, although they will have no obligation to do so. Consequently, an investment in such shares may be illiquid during such period. Fixed rate preferred shares may trade at a premium to or discount from liquidation value.

There are risks associated with an offering of Rights (in addition to the risks discussed herein related to the offering of shares and preferred shares). Shareholders who do not exercise their rights may, at the completion of such an offering, own a smaller proportional interest in the Fund than if they exercised their rights. As a result of such an offering, a shareholder may experience dilution in NAV per share if the subscription price per share is below the NAV per share on the expiration date. In addition to the economic dilution described above, if a shareholder does not exercise all of their Rights, the shareholder will incur voting dilution as a result of the Rights offering. This voting dilution will occur because the shareholder will own a smaller proportionate interest in the Fund after the rights offering than prior to the Rights offering.

There is a risk that changes in market conditions may result in the underlying common shares or preferred shares purchasable upon exercise of Rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the Rights. If investors exercise only a portion of the rights, the number of shares issued may be reduced, and the shares may trade at less favorable prices than larger offerings for similar securities. Rights issued by the Fund may be transferable or non-transferable rights.

Secondary Market For The Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Market for the Common Shares. The issuance of shares of the Fund through the Fund’s dividend reinvestment plan (the “Plan“) may have an adverse effect on the secondary market for the Fund’s shares. The increase in the number of outstanding shares resulting from the issuances pursuant to the Plan and the discount to the market price at which such shares may be issued, may put downward pressure on the market price for the shares. When the shares are trading at a premium, the Fund may also issue shares that may be sold through private transactions effected on the NYSE or through broker-dealers. The increase in the number of outstanding shares resulting from these offerings may put downward pressure on the market price for such shares.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities Risks. Equity securities are subject to general movements in the stock market, and a significant drop in the stock market may depress the price of securities to which the Fund may have exposure. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Exchange Traded Note Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Exchange-Traded Note Risks. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of an index plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. ETNs typically mature 30 years from the date of issue. There may be restrictions on the Fund’s right to liquidate its investment in an ETN prior to maturity (for example, the Fund may only be able to offer its ETN for repurchase by the issuer on a weekly basis), and there may be limited availability of a secondary market.

Investment Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Company Risks. The Fund will incur higher and additional expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices or operations of such other investment companies. To the extent that the Fund invests in one or more investment companies that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the performance of such investment companies, and that of the Fund, may be more volatile than investment companies that do not concentrate in a particular industry. The investment companies in which the Fund invests are not subject to the Fund’s investment policies and restrictions.

The ETFs (and other index funds) in which the Fund may invest may not be able to replicate exactly the performance of the indices they track due to transactions costs and other expenses of the ETFs. ETFs may not be able to match or outperform their benchmarks. The Fund may be restricted by provisions of the 1940 Act that generally limit the amount the Fund and its affiliates can invest in any one investment company to 3% of such company’s outstanding voting stock. However, pursuant to exemptive orders issued by the SEC to various ETF fund sponsors, the Fund is permitted to invest in certain ETFs in excess of the limits set forth in the 1940 Act subject to the terms and conditions set forth in such exemptive orders.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		360 South Rosemary Avenue
Entity Address, Address Line Two		Suite 1420
Entity Address, City or Town		West Palm Beach
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33401
Contact Personnel Name		Marcus L. Collins
Common Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[2]	(0.00%)
Dividend Reinvestment and Cash Purchase Fees	[2],[3]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]	(0.00%)
Other Transaction Expenses [Percent]	[2]	(0.00%)
Management Fees [Percent]	[4]	2.09%
Dividend Expenses on Preferred Shares [Percent]	[5]	3.82%
Other Feeder Fund Expenses [Percent]	[6],[7]	0.07%
Acquired Fund Fees and Expenses [Percent]	[8]	0.66%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		3.11%
Total Annual Expenses [Percent]		9.75%
Waivers and Reimbursements of Fees [Percent]		0.18%
Net Expense over Assets [Percent]	[7]	9.57%
General Description of Registrant [Abstract]
Return at Minus Ten [Percent]		(20.08%)
Return at Minus Five [Percent]		(11.90%)
Return at Zero [Percent]		(3.73%)
Return at Plus Five [Percent]		4.45%
Return at Plus Ten [Percent]		12.62%
Lowest Price or Bid	[9]			$ 14.99	$ 15.24	$ 15.20	$ 16.75	$ 17.05	$ 17.15	$ 18.78	$ 19.13	$ 18.73	$ 17.90	$ 16.39	$ 14.69	$ 14.40
Highest Price or Bid	[9]			15.89	15.55	16.92	18.02	18.67	19.23	19.80	19.88	20.05	19.90	17.90	16.78	15.14
Lowest Price or Bid, NAV	[10]			16.59	16.70	16.63	17.20	17.43	18.46	19.30	19.82	19.95	19.05	18.26	17.34	17.31
Highest Price or Bid, NAV	[10]			$ 16.73	$ 16.81	$ 17.24	$ 17.58	$ 17.99	$ 19.39	$ 19.92	$ 20.44	$ 20.11	$ 20.06	$ 19.00	$ 18.22	$ 17.42
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[11]			(5.02%)	(7.50%)	(1.86%)	2.50%	3.80%	(0.80%)	(0.60%)	(2.74%)	(0.30%)	(0.80%)	(5.79%)	(7.91%)	(13.09%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[11]			(9.64%)	(8.74%)	(8.60%)	(2.62%)	(2.18%)	(7.10%)	(2.69%)	(3.48%)	(6.12%)	(6.04%)	(10.24%)	(15.28%)	(16.81%)
Latest Share Price			$ 15.55
Latest Premium (Discount) to NAV [Percent]			(6.27%)
Latest NAV			$ 16.59
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock—Shares in the Fund
Security Dividends [Text Block]		The Common Shares issued in the offering are fully paid and non-assessable. Common Shares have no preemptive, conversion, exchange, appraisal or redemption rights, and each share has equal voting, dividend, distribution and liquidation rights. Shareholders are entitled to receive dividends if and when the Board of Directors declares dividends from funds legally available
Security Voting Rights [Text Block]		Common shareholders are entitled to one vote per share.
Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Authorized [Shares]			38,344,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			3,585,024
Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 1,000,000	$ 0	[12]	$ 11,500,000	[12]	$ 0	[12]	$ 0	[12]	$ 35,000,000	[12]	$ 0	[12]
Senior Securities Coverage per Unit	[14],[15]																$ 109,177	$ 0		$ 12,546		$ 0		$ 0		$ 9,621		$ 0
Senior Securities Involuntary Liquidating Preference per Unit																	0	0		0		0		0		0		0
Senior Securities Average Market Value per Unit	[16]																$ 0	$ 0		$ 0		$ 0		$ 0		$ 0		$ 0
Series A Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 41,400,000	$ 41,400,000		$ 41,400,000		$ 41,400,000		$ 41,400,000		$ 41,400,000
Senior Securities Coverage per Unit	[14],[15]																$ 65	$ 65		$ 80		$ 86		$ 133		$ 182
Senior Securities Involuntary Liquidating Preference per Unit																	25.00	25.00		25.00		25.00		25.00		25.00
Senior Securities Average Market Value per Unit	[16]																$ 25.00	$ 25.42		$ 25.25		$ 25.18		$ 25.22		$ 25.24
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series A Preferred Stock
Outstanding Security, Authorized [Shares]			1,656,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,656,000
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock
Security Voting Rights [Text Block]		Prior to issuance of any preferred shares, the Board of Directors is required by Maryland law and by the Fund’s Charter to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for such shares.

[1]	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at NAV and that the Fund is engaged in leverage of 40.15% of Managed Assets, assuming interest and fees on leverage of 5.87%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable on the Credit Agreement. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
[2]	The applicable prospectus supplement to be used in connection with any sales of Common Shares or Preferred Shares will set forth any applicable sales load and the estimated offering expenses borne by the Fund under an Offering.
[3]	There will be no brokerage charges with respect to common shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your common shares held in a dividend reinvestment account.
[4]	The Fund has agreed to pay the Adviser a management fee payable on a monthly basis at the annual rate of 1.25% of the Fund’s average monthly Managed Assets for the service it provides. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.25% of the Fund’s Managed Assets represents 2.09% of net assets attributable to common shares assuming the use of leverage in an amount of 40.15% of the Fund’s Managed Assets. See “Management of the Fund—Investment Advisory Agreement.” The Fund's average Managed Assets for the fiscal year ended June 30, 2023 (which includes the use of leverage discussed in footnote (4)) were multiplied by the annual advisory fee rate and then divided by the Fund's average net assets for the same period to calculate the management fee as a percentage of the Fund's net assets attributable to common shares. The Adviser has agreed to waive or reimburse expenses of the Fund (other than brokerage fees and commissions; loan servicing fees; borrowing costs such as (i) interest and (ii) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund may invest; the cost of leverage; and extraordinary expenses) to the extent necessary to limit the Fund’s total annual operating expenses at 1.95% of the average daily Managed Assets for that period through October 31, 2024. The Adviser may recover from the Fund expenses reimbursed for three years after the date of the payment or waiver, so long as such recoupment does not cause the Fund’s total annual operating expenses (after the repayment is taken into account) to exceed: (i) the Fund’s expense limitation at the time such expenses were waived or (ii) the Fund’s current expense limitation at the time of recoupment.
[5]	As of the date of this Prospectus, the Fund has issued 1,656,000 shares of 5.875% Series A Preferred Stock with a liquidation preference of $41,400,000.
[6]	Interest and fees on leverage in the table reflect the cost to the Fund of borrowings, expressed as a percentage of the Fund’s net assets as of June 30, 2023, based on interest rates in effect as of June 30, 2023 and the cost to the Fund of the issuance of preferred shares, which is deferred and amortized over the period the preferred shares are outstanding. The table assumes the use of leverage from borrowings and the issuance of preferred shares representing, in the aggregate, 40.15% of Managed Assets, which reflects approximately the percentage of the Fund's total average Managed Assets attributable to such leverage averaged over the year ended June 30, 2023, at a weighted average annual expense to the Fund of 5.87%.
[7]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. See “Use of Leverage.”
[8]	The “Acquired fund fees and expenses” disclosed above are based on the expense ratios as of June 30, 2023 of the underlying funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each underlying fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the underlying funds’ fees attributable to the Fund’s investments in shares of the underlying funds. The 0.66% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the underlying funds and transaction-related fees. Certain underlying funds in which the Fund intends to invest generally charge a management fee of 0.50% to 1.20%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[9]	Based on high and low closing market price for the respective quarter.
[10]	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
[11]	Calculated based on the information presented.
[12]	Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.
[13]	For the period September 22, 2016, commencement of operations, to June 30, 2017.
[14]	The asset coverage ratio for the Credit Facility is calculated by subtracting the Fund’s total liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding, and then multiplying by $1,000.
[15]	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund's total assets, less all liabilities and indebtedness not represented by the Fund's senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Series A Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).
[16]	Represents the average of the daily closing market price per share as reported on the NYSE during the respective period.